SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No. _____                                      [ ]

Post-Effective Amendment No. 38   (File No. 2-63552)                   [x]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

Amendment No. 39  (File No. 811-2901)                                  [x]
              ---


AXP HIGH YIELD TAX-EXEMPT FUND, INC.
Formerly IDS High Yield Tax-Exempt Fund, Inc.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon filing pursuant to paragraph (b)
[x] on January 28, 2000 pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date)  pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485.

If appropriate, check the following box:

    [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Tax-Free Income Trust also has executed this Amendment to the Registration Statement.

AXPSM High Yield Tax-Exempt Fund

PROSPECTUS Jan. 28, 2000

American
  Express(R)
 Funds

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p


Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p


Distributions and Taxes               23p



Master/Feeder Structure               25p

Other Information                     26p



Financial Highlights                  27p

Appendix                              29p

FUND INFORMATION KEY

Goal and Investment Strategy
The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks
The major risk factors associated with the Fund.

Fees and Expenses
The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

Master/Feeder Structure
Describes the Fund's investment structure.

Management
The individual or group designated by the investment manager to handle the Fund's day-to-day management.

Financial Highlights
Tables showing the Fund's financial performance.

The Fund

GOAL


AXP High Yield Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high yield generally exempt from federal income taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.


INVESTMENT STRATEGY

The Fund's assets primarily are invested in medium and lower quality bonds (junk bonds) and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax. However, the Fund may invest up to 20% of its net assets in debt obligations the interest from which is subject to the alternative minimum tax.

The selection of municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o    Identifying municipal obligations that:

     --   are medium or lower quality,

     -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,

     --   have long-term maturities with higher yields,

     -- have characteristics (coupon, call, maturity, etc.) that fit our investment strategy at the time of purchase.


o Identifying investments that contribute to portfolio diversification. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.



In evaluating whether to sell a security, AEFC considers, among other factors, whether:


     --   the security is overvalued relative to alternative investments,

     -- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are downgraded until AEFC believes it is advantageous to sell),

     -- political, economic, or other events could affect the issuer's performance,

     --   AEFC expects the issuer to call the security,

     --   AEFC identifies a more attractive opportunity, and

     -- the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities and other short-term tax-exempt securities, and derivatives (such as futures, options, and forward contracts).

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk


   Legal/Legislative Risk

   Call/Prepayment Risk


Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.


Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:


o how the Fund's performance has varied for each full calendar year shown on the chart below, and


o    how the Fund's average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
Class A Performance* (based on calendar years)

+11.39%   +5.10%    +12.02%   +8.70%    +9.73%    -5.07%    +17.39%   +2.71%    +9.37%    +5.58%    -2.69%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998      1999

During the period shown in the bar chart, the highest return for a calendar quarter was +6.69% (quarter ending March 1995) and the lowest return for a calendar quarter was -4.90% (quarter ending March 1994).


The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's year to date return as of Dec. 31, 1999 was -2.69%.

 Average Annual Total Returns (as of Dec. 31, 1999)

                       1 year        5 years    10 years      Since inception

High Yield:

Class A                 -7.56%       +5.18%     +5.55%        --%

Class B                 -7.10%       --%        --%           +4.16%a

Class Y                 -2.42%       --%        --%           +5.46%a

Lehman Brothers

Municipal Bond Index    -2.06%       +6.91%     +6.89%        +5.76%b

Lipper General Municipal

Debt Index              -4.07%       +6.14%     +6.29%        +4.95%


a Inception date was March 20, 1995.

b Measurement period started April 1, 1995.


This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.


For purposes of this calculation we assumed:

o    a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the fund.

The Lipper General Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                         Class A        Class B        Class Y

Maximum sales charge (load) imposed
on purchases(a) (as a percentage of
offering price)                             5%           none            none

Maximum deferred sales charge (load)
imposed on sales (as a percentage of
offering price at time of purchase)        none           5%             none


Annual Fund operating expenses(b) (expenses that are deducted from Fund assets)

As a percentage of average daily
net assets:                              Class A        Class B        Class Y

Management fees                           0.44%          0.44%           0.44%


Distribution (12b-1) fees                 0.25%          1.00%           0.00%

Other expenses(c)                         0.11%          0.11%           0.20%

Total                                     0.80%          1.55%           0.64%

a This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."

b Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.

c Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                  1 year           3 years           5 years          10 years


Class A(a)         $578              $743              $923           $1,444

Class B(b)         $558              $790              $946           $1,648(d)

Class B(c)         $158              $490              $846           $1,648(d)

Class Y             $65              $205              $357            $ 802


a Includes a 5% sales charge.

b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

c Assumes you did not sell your Class B shares at the end of the period.

d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT

The Fund's assets are invested in Tax-Free High Yield Portfolio (the Portfolio), which is managed by AEFC. Kurt Larson, vice president and senior portfolio manager, joined AEFC in 1961. He has managed the assets of the Fund since 1979.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.


The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A        Maximum sales charge of 5%

               Initial sales charge waived or reduced for certain purchases


               Annual distribution fee of 0.25% of average daily net assets*


               Lower annual expenses than Class B shares

Class B        No initial sales charge

               CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

               CDSC waived in certain circumstances

               Shares convert to Class A in ninth year of ownership


               Annual distribution fee of 1.00% of average daily net assets*



               Higher annual expenses than Class A shares

Class Y        No initial sales charge

               No annual distribution fee

               Service fee of 0.10% of average daily net assets

               Available only to certain qualifying institutional investors


* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?


If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.


Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES


To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).


If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.


You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN


For this type of account:               Use the Social Security or Employer Identification number of:
-------------------------               -------------------------------------------------------------
Individual or joint account             The individual or one of the owners listed on the joint account


Custodian account of a minor            The minor (Uniform Gifts/Transfers to Minors Act)


A revocable living trust                The grantor-trustee (the person who puts the money into the trust)


An irrevocable trust, pension           The legal entity (not the personal representative  or trustee,
trust or estate                         unless no legal entity is designated in the account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt         The organization
organization

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/prod/forms_pubs/).


Three ways to invest

1 By mail:

Once your account has been established, send your check with the account number on it to:


American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074


Minimum amounts

Initial investment:         $2,000

Additional investments:     $100

Account balances:           $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o  automatic payroll deduction,

o  bank authorization,

o  direct deposit of Social Security check, or

o  other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $100/mo.

Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:


Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.


If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment: $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                   Sales charge as percentage of:(a)

                        Public offering price(b)         Net amount invested

Up to $50,000                     5.0%                          5.26%

Next $50,000                      4.5                           4.71

Next $400,000                     3.8                           3.95

Next $500,000                     2.0                           2.04

$1,000,000 or more                0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b Offering price includes a 5% sales charge.


The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,

o    you have previously invested in this Fund, or

o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.


Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.


o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or


     -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:


     -- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund that has a sales charge,

     -- through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment adviser, bank or investment professional,


     --   within the University of Texas System ORP,

     -- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,


     --   within the University of Massachusetts After-Tax Savings Program, or



     -- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

            If the sale is made during the:     The CDSC percentage rate is:

                      First year                             5%

                      Second year                            4%

                      Third year                             4%

                      Fourth year                            3%

                      Fifth year                             2%

                      Sixth year                             1%

                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 591/2 years old AND


     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR


     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges


You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (11/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.


Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares


You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.


When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.


You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.



The Fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)


Two ways to request an exchange or sale of shares

1 By letter:

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),


o    your Social Security number or Employer Identification number,


o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s) of all registered account owners,

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

 2 By telephone:


American Express Client Service Corporation
Telephone Transaction Service
800-437-3133


o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100               Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

1 By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the account.

     NOTE:The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.


o Bank account must be in the same ownership as the American Express mutual fund account.


     NOTE:Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or


o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.


We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES


Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.


Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which maybe taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.



Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds


Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

Other Information


YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.


The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER

The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.44% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended Nov. 30,

Per share income and capital changes(a)

                                                        Class A


                                       1999      1998      1997       1996       1995

Net asset value, beginning of period   $4.68     $4.64     $4.56      $4.66      $4.18

Income from investment operations:

Net investment income (loss)             .26       .26       .27        .27        .28

Net gains (losses) (both realized
  and unrealized)                       (.34)      .04        .08      (.10)       .48

Total from investment operations        (.08)      .30        .35       .17        .76

Less distributions:

Dividends from net investment income    (.26)     (.26)     (.27)      (.27)      (.28)

Net asset value, end of period         $4.34     $4.68     $4.64      $4.56      $4.66

Ratios/supplemental data

Net assets, end of period
  (in millions)                       $5,110    $5,722    $5,785     $6,001     $6,316

Ratio of expenses to average
  daily net assets(b)                   .74%      .70%      .70%       .70%       .68%

Ratio of net investment income (loss)
  to average daily net assets          5.73%     5.56%     5.85%      6.02%      6.31%

Portfolio turnover rate (excluding
  short-term securities)                 16%       14%        4%         9%       14%

Total return(c)                       (1.86%)    6.67%     7.86%      4.02%    18.64%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

c Total return does not reflect payment of a sales charge.

Fiscal period ended Nov. 30,

Per share income and capital changes(a)

                                          Class B                                     Class Y


                          1999     1998    1997    1996    1995(b)     1999    1998    1997    1996    1995(b)

Net asset value,
   beginning of period    $4.68    $4.64   $4.56   $4.66   $4.46       $4.68   $4.64   $4.56   $4.66   $4.46

Income from investment operations:

Net investment income
  (loss)                    .23      .22    .23      .24     .19         .26     .26     .27     .28     .22

Net gains (losses
  (both realized
  and unrealized)          (.34)     .04    .08     (.10)    .20        (.33)    .04     .08    (.10)    .20

Total from investment
  operations               (.11)     .26    .31      .14     .39        (.07)    .30     .35     .18     .42

Less distributions:

Dividends from net
  investment income        (.23)    (.22)  (.23)    (.24)  (.19)        (.26)   (.26)   (.27)   (.28)   (.22)

Net asset value,
end of period             $4.34    $4.68   $4.64   $4.56   $4.66       $4.35   $4.68   $4.64   $4.56   $4.66

Ratios/supplemental data

Net assets, end of
  period (in millions)    $311     $270    $190    $138      $71          $6      $7      $9     $21     $25

Ratio of expenses to
average daily
net assets(c)             1.50%    1.45%   1.46%   1.46%   1.48%(d)     .64%     .62%   .61%    .53%     .54%(d)

Ratio of net investment
income (loss) to average
daily net assets          4.99%    4.81%   5.06%   5.29%   5.36(d)     5.77%    5.63%  5.88%   6.15%    6.32%(d)

Portfolio turnover rate
excluding short-term
securities)                 16%      14%      4%      9%     14%         16%      14%     4%      9%      14%

Total return(e)          (2.58%)   5.85%   7.08%   3.22%   9.02%      (1.56%)   6.73%  7.96%   4.22%    9.15%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was March 20, 1995.

c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

d Adjusted to an annual basis.

e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

APPENDIX


2000 federal tax-exempt and taxable equivalent yield calculation


These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:  Calculating  your  marginal  tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.


First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross
Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $105,950-$161,450 range. Under Adjusted Gross Income, $175,000 is in the $128,950 to $193,400 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.


   Adjusted gross income*

Taxable income**                 $0           $128,950          $193,400

                                 to              to                to           Over

                             $128,950(1)      $193,400(2)      $315,900(3)   $315,900(2)

Married Filing Jointly

$0 - $ 43,850                     15.00%

43,850 -105,950                   28.00          28.84%

105,950 -161,450                  31.00          31.93             33.32%

161,450 -288,350                  36.00          37.08             38.69          37.08%

288,350 +                         39.60                            42.56***       40.79

                                               Adjusted gross income*

Taxable income**                 $0           $128.950

                                 to              to               Over

                             $128,950(1)      $251,450(3)      $251,450(2)

Single

$ 0 - $ 26,250                    15.00%

26,250 -63,550                    28.00

63,550 -132,600                   31.00          32.62%

132,600 -288,350                  36.00          37.89             37.08%

288,350 +                         39.60                          40.79

  * Gross income with certain adjustments before taking itemized deductions and personal exemptions.

 ** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.


*** This rate is applicable only in the limited case where your adjusted gross income is less than $315,900 and your taxable income exceeds $288,350.


(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out. If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents. Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

             For these Tax-Exempt Rates:

              3.50%     4.00%     4.50%     5.00%     5.50%     6.00%     6.50%    7.00%

Marginal Tax Rates Equal the Taxable Rates shown below:

15.00%        4.12      4.71      5.29      5.88      6.47      7.06      7.65     8.24

28.00%        4.86      5.56      6.25      6.94      7.64      8.33      9.03     9.72

28.84%        4.92      5.62      6.32      7.03      7.73      8.43      9.13     9.84

31.00%        5.07      5.80      6.52      7.25      7.97      8.70      9.42    10.14

31.93%        5.14      5.88      6.61      7.35      8.08      8.81      9.55    10.28

32.62%        5.19      5.94      6.68      7.42      8.16      8.90      9.65    10.39

33.32%        5.25      6.00      6.75      7.50      8.25      9.00      9.75    10.50

36.00%        5.47      6.25      7.03      7.81      8.59      9.38     10.16    10.94

37.08%        5.56      6.36      7.15      7.95      8.74      9.54     10.33    11.13

37.89%        5.64      6.44      7.25      8.05      8.86      9.66     10.47    11.27

38.69%        5.71      6.52      7.34      8.16      8.97      9.79     10.60    11.42

39.60%        5.79      6.62      7.45      8.28      9.11      9.93     10.76    11.59

40.79%        5.91      6.76      7.60      8.44      9.29     10.13     10.98    11.82

42.56%   6.09     6.96     7.83     8.70    9.58     10.45    11.32    12.19

American
  Express(R)
 Funds

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Fund can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY:800-846-4852
Web site address:http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C.
20549-6009.

Investment Company Act File #811-2901

TICKER SYMBOL

Class A: INHYX    Class B: IHYBX    Class Y: IHTYXS-6430-99 R (1/00)


AMERICAN EXPRESS(R) (logo)

                    STATEMENT OF ADDITIONAL INFORMATION

                                    FOR


                AXPSM HIGH YIELD TAX-EXEMPT FUND (the Fund)

                               Jan. 28, 2000

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                             TABLE OF CONTENTS


Mutual Fund Checklist.................................................p.  3

Fundamental Investment Policies.......................................p.  5


Investment Strategies and Types of Investments........................p.  6

Information Regarding Risks and Investment Strategies.................p.  8

Security Transactions..................................................p.27

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.................................p.28

Performance Information................................................p.28

Valuing Fund Shares....................................................p.31

Investing in the Fund..................................................p.32

Selling Shares.........................................................p.34

Pay-out Plans..........................................................p.35

Capital Loss Carryover.................................................p.36

Taxes..................................................................p.36

Agreements.............................................................p.37

Organizational Information.............................................p.39

Board Members and Officers.............................................p.43

Compensation for Board Members.........................................p.45

Independent Auditors...................................................p.46

Appendix:  Description of Ratings......................................p.47

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

                    |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

                    |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

                    |X| A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X| ALL mutual funds have costs that lower investment return.

                    |X| You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in Tax-Free High Yield Portfolio (the Portfolio) of Tax-Free Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

-----------------------------------------------------------------------------
Investment strategies & types of investments:            Allowable for the Fund?
-----------------------------------------------------------------------------
Agency and Government Securities                                      yes
-----------------------------------------------------------------------------
Borrowing                                                             yes
-----------------------------------------------------------------------------
Cash/Money Market Instruments                                         yes
-----------------------------------------------------------------------------
Collateralized Bond Obligations                                       yes
-----------------------------------------------------------------------------
Commercial Paper                                                      yes
-----------------------------------------------------------------------------
Common Stock                                                          no
-----------------------------------------------------------------------------
Convertible Securities                                                yes
-----------------------------------------------------------------------------
Corporate Bonds                                                       yes
-----------------------------------------------------------------------------
Debt Obligations                                                      yes
-----------------------------------------------------------------------------
Depositary Receipts                                                   no
-----------------------------------------------------------------------------
Derivative Instruments                                                yes
-----------------------------------------------------------------------------
Foreign Currency Transactions                                         yes
-----------------------------------------------------------------------------
Foreign Securities                                                    yes
-----------------------------------------------------------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                        yes
-----------------------------------------------------------------------------
Illiquid and Restricted Securities                                    yes
-----------------------------------------------------------------------------
Indexed Securities                                                    yes
-----------------------------------------------------------------------------
Inverse Floaters                                                      yes
-----------------------------------------------------------------------------
Investment Companies                                                  no
-----------------------------------------------------------------------------
Lending of Portfolio Securities                                       yes
-----------------------------------------------------------------------------
Loan Participations                                                   yes
-----------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities                                 yes
-----------------------------------------------------------------------------
Mortgage Dollar Rolls                                                 yes
-----------------------------------------------------------------------------
Municipal Obligations                                                 yes
-----------------------------------------------------------------------------
Preferred Stock                                                       no
-----------------------------------------------------------------------------
Real Estate Investment Trusts                                         yes
-----------------------------------------------------------------------------
Repurchase Agreements                                                 yes
-----------------------------------------------------------------------------
Reverse Repurchase Agreements                                         yes
-----------------------------------------------------------------------------
Short Sales                                                           no
-----------------------------------------------------------------------------
Sovereign Debt                                                        yes
-----------------------------------------------------------------------------
Structured Products                                                   yes
-----------------------------------------------------------------------------
Variable- or Floating-Rate Securities                                 yes
-----------------------------------------------------------------------------
Warrants                                                              yes
-----------------------------------------------------------------------------
When-Issued Securities                                                yes
-----------------------------------------------------------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                  yes
-----------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts


Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments


Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.


Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.


The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.


One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.


Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions, and require recognition of unrealized gain.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.


The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance.

For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.


Foreign Securities


Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A short sale against the box will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $16,304 for fiscal year ended Nov. 30, 1999, $0 for fiscal year 1998, and $0 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


The portfolio turnover rate was 16% in the most recent fiscal year, and 14% in the year before.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                                 ERV - P
                                                 -------
                                                    P

where:         P =  a hypothetical initial payment of $1,000
             ERV    = ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

ANNUALIZED YIELD

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    ---
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d =  the maximum offering price per share on the last day of the period


The Fund's annualized yield was 4.80% for Class A, 4.24% for Class B, and 5.23% for Class Y for the 30-day period ended Nov. 30, 1999.

DISTRIBUTION YIELD

Distribution yield is calculated according to the following formula:

                                    D   divided by      POP(F)    equals  DY
                                   --                   -----
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F = annualizing factor DY = distribution yield


The Fund's distribution yield was 5.46% for Class A, 5.00% for Class B, and 5.90% for Class Y for the 30-day period ended Nov. 30, 1999.


TAX-EQUIVALENT YIELD


Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1999.

 Marginal
Income Tax             Tax-Equivalent Yield
 Bracket                   Distribution                Annualized
 -------                   ------------                ----------
Class A
15.0%                        6.42%                      5.65%
28.0%                        7.58%                      6.67%
31.0%                        7.91%                      6.96%
36.0%                        8.53%                      7.50%
39.6%                        9.04%                      7.95%

Class B
15.0%                        5.88%                      4.99%
28.0%                        6.94%                      5.89%
31.0%                        7.25%                      6.14%
36.0%                        7.81%                      6.63%
39.6%                        8.28%                      7.02%

Class Y
15.0%                        6.94%                      6.15%
28.0%                        8.19%                      7.26%
31.0%                        8.55%                      7.58%
36.0%                        9.22%                      8.17%
39.6%                        9.77%                      8.66%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.


VALUING FUND SHARES
--------------------------------------------------------------------------------


As of the end of the most recent fiscal year, the computation looked like this:

                                                                       Net asset
                                           Shares                      value of
            Net assets                     outstanding                 one share
           ----------------- ------------- ----------------- ----------- -------
Class A    $ 5,110,460,186   divided by    1,177,039,848     equals    $ 4.34
Class B      310,690,143                      71,562,975                 4.34
Class Y        5,790,035                       1,329,624                 4.35


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $4.34, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $4.57. The sales charge is paid to American Express Financial Advisors Inc. (Distributor) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                      Within each increment, sales
                                      charge as a percentage of:
                           -----------------------------------------------------
                                    Public                          Net
Amount of Investment            Offering Price                Amount Invested
--------------------            --------------                ---------------
First      $      50,000             5.0%                         5.26%
Next              50,000             4.5                          4.71
Next             400,000             3.8                          3.95
Next             500,000             2.0                          2.04
$1,000,000 or more                   0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                  On total investment, sales
                                                  charge as a percentage of:
                                     -------------------------------------------
                                                                           Net
                                             Public                       Amount
                                         Offering Price                 Invested
Amount of investment                                   ranges from:
-----------------------------------
First      $      50,000                    5.00%                     5.26%
Next              50,000 to 100,000         5.00-4.50                 5.26-4.71
Next             100,000 to 500,000         4.50-3.80                 4.71-3.95
Next             500,000 to 999,999         3.80-2.00                 3.95-2.04
$1,000,000 or more                          0.00                      0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)


If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding AXP Cash Management Fund and AXP Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:


         -uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has


                    -    at least $10 million in plan assets or

                    -    500 or more participants; or

         - does not use daily transfer recordkeeping and has


                    - at least $3 million invested in American Express mutual funds or


                    -    500 or more participants.


o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.


o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.


* Eligibility must be determined in advance. To do so, contact your financial advisor.


SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS


Dividends, including capital gain distributions, paid by another American Express mutual fund subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS


The Fund or AECSC reserves the right to reject any business, in its sole discretion.


SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534, or call 800-437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis.
Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------


For federal income tax purposes, the Fund had total capital loss carryovers of $110,883,075 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

         2002                 2004               2005                2007
         ----                 ----               ----                ----
      $36,620,656         $ 2,605,564        $ 8,441,939         $ 63,214,916


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
--------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.



All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $1.0             0.490%
Next               1.0             0.465
Next               1.0             0.440
Next               3.0             0.415
Next               3.0             0.390
Over               9.0             0.360


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.443% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $25,735,619 for fiscal year 1999, $26,484,165 for fiscal year 1998, and $26,174,871 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $877,797 for fiscal year 1999, $300,758 for fiscal year 1998, and $126,648 for fiscal year 1997.

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $1.0                   0.040%
Next         1.0                   0.035
Next         1.0                   0.030
Next         3.0                   0.025
Next         3.0                   0.020
Over         9.0                   0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.031% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $1,787,976 for fiscal year 1999, $1,827,691 for fiscal year 1998, and $1,803,799 for fiscal year 1997.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $10,944,123 for fiscal year 1999. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,651,135. The amounts were $10,756,783 and $1,732,359 for fiscal year 1998, and $8,673,516 and $1,506,603 for fiscal year 1997.

Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.


SHAREHOLDER SERVICE AGREEMENT


With respect to Class Y shares, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets. During the most recent fiscal year, the Fund also paid a shareholder service fee with respect to Class A and Class B shares at a rate of 0.175% of average daily net assets. The Shareholder Service Agreement for Class A and Class B shares was converted to a Plan and Agreement of Distribution effective July 1, 1999.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A and Class B shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $5,577,985 for Class A shares and $2,610,960 for Class B shares. For Class A shares, these fees were based on the 0.25% fee in effect as of July 1, 1999. The Plan was not effective with respect to Class A shares prior to July 1, 1999. For Class B shares, these fees were based on the 1.00% fee in effect as of July 1, 1999 and the 0.75% fee in effect prior thereto. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses).
However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $95 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $244 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 9,700 advisors.



FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                             Date of            Form of         State of     Fiscal
Fund                                      Organization        Organization    Organization  Year End  Diversified
AXP Bond Fund, Inc.                    6/27/74, 6/31/86***    Corporation        NV/MN        8/31       Yes
AXP Discovery Fund, Inc.               4/29/81, 6/13/86***    Corporation        NV/MN        7/31       Yes
AXP Equity Select Fund, Inc.**         3/18/57, 6/13/86***    Corporation        NV/MN       11/30       Yes
AXP Extra Income Fund, Inc.                  8/17/83          Corporation          MN         5/31       Yes
AXP Federal Income Fund, Inc.                3/12/85          Corporation          MN         5/31       Yes
AXP Global Series, Inc.                     10/28/88          Corporation          MN        10/31
   AXP Emerging Markets Fund                                                                             Yes
   AXP Global Balanced Fund                                                                              Yes
   AXP Global Bond Fund                                                                                   No
   AXP Global Growth Fund                                                                                Yes
   AXP Innovations Fund                                                                                  Yes
AXP Growth Series, Inc.                5/21/70, 6/13/86***    Corporation        NV/MN        7/31
   AXP Growth Fund                                                                                       Yes
   AXP Research Opportunities Fund                                                                       Yes
AXP High Yield Tax-Exempt Fund, Inc.        12/21/78,         Corporation        NV/MN       11/30       Yes
                                           6/13/86***
AXP International Fund, Inc.                 7/18/84          Corporation          MN        10/31       Yes
AXP Investment Series, Inc.            1/18/40, 6/13/86***    Corporation        NV/MN        9/30
   AXP Diversified Equity Income Fund                                                                    Yes
   AXP Mutual                                                                                            Yes
AXP Managed Series, Inc.                     10/9/84          Corporation          MN         9/30
   AXP Managed Allocation Fund                                                                           Yes
AXP Market Advantage Series, Inc.            8/25/89          Corporation          MN         1/31
   AXP Blue Chip Advantage Fund                                                                          Yes
   AXP International Equity Index                                                                         No
   Fund
   AXP Mid Cap Index Fund                                                                                 No
   AXP Nasdaq 100 Index Fund                                                                              No
   AXP S&P 500 Index Fund                                                                                 No
   AXP Small Company Index Fund                                                                          Yes
   AXP Total Stock Market Index Fund                                                                      No
AXP Money Market Series, Inc.          8/22/75, 6/13/86***    Corporation        NV/MN        7/31
   AXP Cash Management Fund                                                                              Yes
AXP New Dimensions Fund, Inc.          2/20/68, 6/13/86***    Corporation        NV/MN        7/31       Yes
AXP Precious Metals Fund, Inc.               10/5/84          Corporation          MN         3/31        No
AXP Progressive Fund, Inc.             4/23/68, 6/13/86***    Corporation        NV/MN        9/30       Yes
AXP Selective Fund, Inc.               2/10/45, 6/13/86***    Corporation        NV/MN        5/31       Yes
AXP Stock Fund, Inc.                   2/10/45, 6/13/86***    Corporation        NV/MN        9/30       Yes
AXP Strategy Series, Inc.                    1/24/84          Corporation          MN         3/31
   AXP Equity Value Fund**                                                                               Yes
   AXP Small Cap Advantage Fund                                                                          Yes
   AXP Strategy Aggressive Fund**                                                                        Yes
AXP Tax-Exempt Series, Inc.            9/30/76, 6/13/86***    Corporation        NV/MN       11/31
   AXP Intermediate Tax-Exempt Fund                                                                      Yes
   AXP Tax-Exempt Bond Fund                                                                              Yes
AXP Tax-Free Money Fund, Inc.          2/29/80, 6/13/86***    Corporation        NV/MN       12/31       Yes
AXP Utilities Income Fund, Inc.              3/25/88          Corporation          MN         6/30       Yes
AXP California Tax-Exempt Trust              4/7/86             Business           MA         6/30
                                                               Trust****
   AXP California Tax-Exempt Fund                                                                         No
AXP Special Tax-Exempt Series Trust          4/7/86             Business           MA         6/30
                                                               Trust****
   AXP Insured Tax-Exempt Fund                                                                           Yes
   AXP Massachusetts Tax-Exempt Fund                                                                      No
   AXP Michigan Tax-Exempt Fund                                                                           No
   AXP Minnesota Tax-Exempt Fund                                                                          No
   AXP New York Tax-Exempt Fund                                                                           No
   AXP Ohio Tax-Exempt Fund                                                                               No

* At the shareholders meeting held on June 16, 1999, shareholders of the existing funds (except for AXP Small ap Advantage Fund) approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
** At the shareholders meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.
***  Date merged into a Minnesota corporation incorporated on 4/7/86.
**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 58 American Express mutual funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN


Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.


Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.


William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of AEFC.

Heinz F. Hutter'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).


William R. Pearce'+
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, American Express Funds.

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY

Visiting Lecturer and Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of AEFC.



C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.


COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 26 meetings, received the following compensation:


                                            Compensation Table
                                                                                   Total cash compensation
                              ------------------------  -------------------------  from American Express
                                                                                   Funds and Preferred
Board member                  Aggregate compensation    Aggregate compensation     Master Trust Group
                              from the Fund             from the Portfolio


H. Brewster Atwater, Jr.               $ 2,175                   $ 3,175                  $ 118,275
Lynne V. Cheney                          1,921                     2,989                    102,225
Heinz F. Hutter                          1,900                     2,900                    101,700
Anne P. Jones                            1,999                     3,070                    106,625
William R. Pearce                        1,358                     2,008                     74,475
Alan K. Simpson                          1,921                     2,989                    102,225
C. Angus Wurtele                         2,275                     3,275                    124,275


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                   APPENDIX

                            DESCRIPTION OF RATINGS

                        Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                       Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                                  SHORT-TERM RATINGS

                      Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                        Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                         Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
         Adequate alternate liquidity is maintained.

         Issuers rated NotPrime do not fall within any of the Prime rating categories.


                                  Moody's & S&P's
                          Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

INDEPENDENT AUDITORS' REPORT

THE BOARD AND SHAREHOLDERS AXP HIGH YIELD TAX-EXEMPT FUND, INC.
We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund, Inc. as of November 30, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1999, and the financial highlights for each of the years in the five-year period ended November 30, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund, Inc. as of November 30, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG LLP
Minneapolis, Minnesota
January 7, 2000


Financial  Statements

Statement  of assets and  liabilities
AXP High Yield Tax-Exempt Fund, Inc.

Nov. 30, 1999

Assets
Investments in Tax-Free High Yield Portfolio (Note 1)                                    $5,433,095,941

Liabilities
Dividends payable to shareholders                                                             6,008,743
Accrued distribution fee                                                                         43,710
Accrued service fee                                                                                  16
Accrued transfer agency fee                                                                       7,599
Accrued administrative services fee                                                               4,558
Other accrued expenses                                                                           90,951
                                                                                                 ------
Total liabilities                                                                             6,155,577
                                                                                              ---------
Net assets applicable to outstanding capital stock                                       $5,426,940,364
                                                                                         ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                  $   12,499,324
Additional paid-in capital                                                                5,344,927,934
Undistributed net investment income                                                             233,909
Accumulated net realized gain (loss) (Note 4)                                              (149,200,550)
Unrealized appreciation (depreciation) on investments                                       218,479,747
                                                                                            -----------
Total -- representing net assets applicable to outstanding capital stock                 $5,426,940,364
                                                                                         ==============
Net assets applicable to outstanding shares:               Class A                       $5,110,460,186
                                                           Class B                       $  310,690,143
                                                           Class Y                       $    5,790,035
Net asset value per share of outstanding capital stock:    Class A shares 1,177,039,848  $         4.34
                                                           Class B shares 71,562,975     $         4.34
                                                           Class Y shares 1,329,624      $         4.35

See accompanying notes to financial statements.



Statement of operations
AXP High Yield Tax-Exempt Fund, Inc.

Year ended Nov. 30, 1999

Investment income
Income:
Interest                                                                  $ 376,860,450
                                                                          -------------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                        26,111,169
Distribution fee
   Class A                                                                    5,577,985
   Class B                                                                    2,610,960
Transfer agency fee                                                           2,484,010
Incremental transfer agency fee
   Class A                                                                      269,172
   Class B                                                                       32,641
Service fee
   Class A                                                                    5,659,881
   Class B                                                                      300,864
   Class Y                                                                        2,498
Administrative services fees and expenses                                     1,787,976
Compensation of board members                                                    15,508
Printing and postage                                                            437,874
Registration fees                                                               120,501
Audit fees                                                                       12,000
Other                                                                            16,470
                                                                                 ------
Total expenses                                                               45,439,509
   Earnings credits on cash balances (Note 2)                                  (104,220)
                                                                               --------
Total net expenses                                                           45,335,289
                                                                             ----------
Investment income (loss) -- net                                             331,525,161
                                                                            -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                    (29,738,220)
   Financial futures contracts                                               (4,549,195)
                                                                             ----------
Net realized gain (loss) on investments                                     (34,287,415)
Net change in unrealized appreciation (depreciation) on investments        (400,328,060)
                                                                           ------------
Net gain (loss) on investments                                             (434,615,475)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations           $(103,090,314)
                                                                          =============

See accompanying notes to financial statements.



Statements of changes in net assets
AXP High Yield Tax-Exempt Fund, Inc.

Year ended Nov. 30,                                               1999           1998

Operations and distributions
Investment income (loss) -- net                           $  331,525,161  $  332,169,566
Net realized gain (loss) on investments                      (34,287,415)     (5,082,151)
Net change in unrealized appreciation (depreciation)
on investments                                              (400,328,060)     61,776,386
                                                            ------------      ----------
Net increase (decrease) in net assets resulting from
operations                                                  (103,090,314)    388,863,801
                                                            ------------     -----------
Distributions to shareholders from:
   Net investment income
      Class A                                               (316,514,834)  (320,696,664)
      Class B                                                (15,198,150)   (11,052,190)
      Class Y                                                   (146,846)      (291,004)
                                                                --------       --------
Total distributions                                         (331,859,830)  (332,039,858)
                                                            ------------   ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                 2,427,018,443  2,190,389,184
   Class B shares                                            117,997,999    103,906,651
   Class Y shares                                             32,471,874     15,951,744
Reinvestment of distributions at net asset value
   Class A shares                                            216,707,335    217,522,599
   Class B shares                                             12,147,187      8,764,909
   Class Y shares                                                  8,234            705
Payments for redemptions
   Class A shares                                         (2,844,128,938)(2,525,842,128)
   Class B shares (Note 2)                                   (65,500,854)   (35,324,448)
   Class Y shares                                            (34,066,205)   (17,386,399)
                                                             -----------    -----------
Increase (decrease) in net assets from capital
share transactions                                          (137,344,925)   (42,017,183)
                                                            ------------    -----------
Total increase (decrease) in net assets                     (572,295,069)    14,806,760
Net assets at beginning of year                            5,999,235,433  5,984,428,673
                                                           -------------  -------------
Net assets at end of year                                $ 5,426,940,364 $5,999,235,433
                                                         =============== ==============
Undistributed net investment income                      $       233,909 $      568,578
                                                         --------------- --------------

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

AXP High Yield Tax-Exempt Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 1999 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows: The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annul rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets.
The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales charges received by the Distributor for distributing Fund shares were $10,404,130 for Class A and $539,993 for Class B for the year ended Nov. 30, 1999.

During the year ended Nov. 30, 1999, the Fund's transfer agency fees were reduced by $104,220 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                  Year ended Nov. 30, 1999
                                        Class A             Class B           Class Y
Sold                                  534,033,995         25,822,169        7,179,293
Issued for reinvested distributions    47,780,178          2,682,823            1,838
Redeemed                             (626,523,698)       (14,523,453)      (7,443,522)
                                     ------------        -----------       ----------
Net increase (decrease)               (44,709,525)        13,981,539         (262,391)


                                                 Year ended Nov. 30, 1998
                                        Class A             Class B           Class Y
Sold                                  468,619,472         22,219,938        3,428,457
Issued for reinvested distributions    46,549,715          1,875,641              151
Redeemed                             (539,880,213)        (7,554,155)      (3,697,495)
                                     ------------         ----------       ----------
Net increase (decrease)               (24,711,026)        16,541,424         (268,887)



4.  CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $110,883,075 as of Nov. 30, 1999, that will expire in 2002 through 2007 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 1999.

6. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on pages 27 and 28 of the prospectus.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND UNITHOLDERS TAX-FREE INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
January 7, 2000


Financial  Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,078,490,354)                                      $5,298,793,350
Accrued interest receivable                                                 107,840,921
Receivable for investment securities sold                                   108,162,361
                                                                            -----------
Total assets                                                              5,514,796,632
                                                                          -------------

Liabilities
Disbursements in excess of cash on demand deposit                            20,022,442
Payable for investment securities purchased                                  60,767,096
Accrued investment management services fee                                       66,191
Other accrued expenses                                                           40,986
                                                                                 ------
Total liabilities                                                            80,896,715
                                                                             ----------
Net assets                                                               $5,433,899,917
                                                                         ==============

See accompanying notes to financial statements.



Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 1999

Investment income
Income:
Interest                                                                  $ 376,929,579
                                                                          -------------
Expenses (Note 2):
Investment management services fee                                           25,735,619
Compensation of board members                                                    23,565
Custodian fees                                                                  249,607
Audit fees                                                                       36,000
Other                                                                            98,696
                                                                                 ------
Total expenses                                                               26,143,487
   Earnings credits on cash balances (Note 2)                                   (28,204)
                                                                                -------
Total net expenses                                                           26,115,283
                                                                             ----------
Investment income (loss) -- net                                             350,814,296
                                                                            -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                           (29,764,364)
   Financial futures contracts                                               (4,549,924)
                                                                             ----------
Net realized gain (loss) on investments                                     (34,314,288)
Net change in unrealized appreciation (depreciation) on investments        (400,370,743)
                                                                           ------------
Net gain (loss) on investments                                             (434,685,031)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $  (83,870,735)
                                                                         ==============

See accompanying notes to financial statements.



Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                              1999          1998

Operations
Investment income (loss) -- net                           $  350,814,296     $   348,535,304
Net realized gain (loss) on investments                      (34,314,288)         (5,085,468)
Net change in unrealized appreciation (depreciation)
  on investments                                            (400,370,743)         61,787,273
                                                            ------------          ----------
Net increase (decrease) in net assets resulting
  from operations                                            (83,870,735)        405,237,109
Net contributions (withdrawals) from partners               (487,924,306)       (387,941,646)
                                                            ------------        ------------
Total increase (decrease) in net assets                     (571,795,041)         17,295,463
Net assets at beginning of year                            6,005,694,958       5,988,399,495
                                                           -------------       -------------
Net assets at end of year                                 $5,433,899,917      $6,005,694,958
                                                          ==============      ==============

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities  purchased  on a  when-issued  basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $7,669,520.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $28,204 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $930,880,531 and $1,021,532,823, respectively, for the year ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 16%. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 1999, investments in securities included securities valued at $1,852,510 that were pledged as collateral to cover initial margin deposits on 970 open purchase contracts. The market value of the open purchase contracts as of Nov. 30, 1999 was $101,226,313 with a net unrealized loss of $1,817,255. See "Summary of significant accounting policies."


Investments in Securities
Tax-Free High Yield Portfolio Nov. 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.5%)
Name of issuer and                          Coupon          Principal           Value(a)
title of issue(b,e)                          rate            amount

Alabama (0.3%)
Baldwin County Eastern Shore Health Care Authority
   Hospital Revenue Bonds Thomas Hospital Series 1991
      04-01-16                                 8.50%      $4,765,000         $5,099,789
Camden Industrial Development Board Solid Waste Disposal Revenue Bonds MacMillan
   Bloedel Series 1991A A.M.T.
      04-01-19                                 7.75        8,500,000          8,850,965
Total                                                                        13,950,754

Alaska (0.2%)
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
      01-01-18                                 5.80          830,000            726,723
      01-01-32                                 5.88        1,800,000          1,527,372
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
      06-30-04                                 7.05        7,000,000(d)       5,594,540
      06-30-05                                 7.15        7,000,000(d)       5,298,650
Total                                                                        13,147,285

Arizona (1.3%)
Chandler Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                                 7.63        2,540,000          2,589,174
Flagstaff Industrial Development Authority
   Lifecare Revenue Bonds Northern Arizona
   Senior Living Community Series 1998
      09-01-28                                 6.20        5,020,000          4,388,785
      09-01-38                                 6.30        6,165,000          5,340,616
Maricopa County Hospital System Revenue Bonds
   Samaritan Health Services Series 1981
      01-01-08                                12.00          255,000            372,231
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series B
      07-01-26                                 7.38        2,270,000          2,540,811
Maricopa County Industrial Development Authority
   Senior Living Facilities Revenue Bonds Series 1997A
      04-01-27                                 7.88       15,000,000         15,320,100
Maricopa County Pollution Control Refunding
   Revenue Bonds Palo Verde Public Service
      08-15-23                                 6.38        3,500,000          3,373,405
Navajo Industrial Development Authority Revenue Bonds
   Stone Container Corporation Series 1997 A.M.T.
      06-01-27                                 7.20        3,000,000          3,136,770
Peoria Industrial Development Authority
   Refunding Revenue Bonds
   Sierra Winds Lifecare Community Series 1999A
      08-15-29                                 6.38        5,700,000          5,108,112
Phoenix Industrial Development Authority
   Refunding Revenue Bonds Christian Care Apartments
      01-01-26                                 6.50        9,525,000          9,316,117
Pima County Industrial  Development Authority Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments Series 1997 A.M.T.
      08-01-29                                 6.90        7,000,000          6,826,750
Pima County Industrial  Development Authority Multi-family Housing Revenue Bonds
   Las Villas Kino Apartments Series 1998 A.M.T.
      08-01-30                                 6.25        3,920,000          3,582,488
Pima County Industrial Development Authority
   Revenue Bonds LaPosada Park Centre Series 1996A
      05-15-27                                 7.00        5,750,000          5,643,223
Scottsdale Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                                 7.63        2,805,000          2,861,072
Total                                                                        70,399,654

Arkansas (0.2%)
Pope County Solid Waste  Disposal  Revenue Bonds  Arkansas  Power & Light Series
   1991 A.M.T.
      01-01-21                                 8.00        3,250,000          3,377,628
Washington County District 5
   General Obligation Refunding Improvement Bonds
      02-01-09                                 7.00        7,135,000          6,764,907
Total                                                                        10,142,535

California (9.0%)
ABAG Financial Authority for Nonprofit Corporations
   Certificate of Participation International School
   Series 1996
      05-01-26                                 7.38        8,000,000          8,249,280
Anaheim Public Financing Authority Lease
   Capital Appreciation Revenue Bonds
   Zero Coupon (FSA Insured)
      09-01-23                                 5.94       25,865,000(d)       6,149,662
      09-01-26                                 5.65       20,000,000(d)       3,945,800
      09-01-29                                 5.95       12,800,000(d)       2,105,088
      09-01-31                                 5.77       24,500,000(d)       3,554,460
      09-01-36                                 5.73       10,000,000(d)       1,057,600
Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      10-01-11                                 7.77       22,400,000(c)      24,164,000
Contra Costa County Residential Rent Facility
   Multi-family Housing Revenue Bonds Cypress Meadows
   Series 1998E A.M.T.
      09-01-28                                 7.00        5,000,000          4,429,550
East Bay Municipal Utility District
   Water Systems Revenue Bonds Inverse Floater
   (MBIA Insured)
      06-01-08                                 6.42       15,500,000(c)      15,639,500
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A (MBIA Insured)
      01-01-35                                 5.00       41,070,000         34,909,499
Fresno Health Facility Refunding Revenue Bonds
   Holy Cross Health System (MBIA Insured)
      12-01-13                                 5.63        3,000,000          3,031,140
Irwindale Redevelopment Agency Subordinate Lien
   Tax Allocation Bonds
      12-01-26                                 7.05        5,750,000          6,037,443
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds Series 1997F
      09-01-20                                 7.10       11,930,000         12,189,000
Los Angeles County Pre-refunded Certificates of
   Participation
      05-01-15                                 6.71       20,000,000         21,049,400
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   Delta Airlines
      11-01-25                                 6.35       13,000,000         12,893,010
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   United Airlines Series 1984
      11-15-21                                 8.80       11,650,000         12,281,081
Los Angeles Water & Power Electric Plant
   Refunding Revenue Bonds Series 1992
      02-01-20                                 6.38       10,000,000         10,374,500
Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
      09-01-27                                 7.38        2,500,000          2,516,175
Northern California Power Agency Geothermal 3
   Revenue Bonds
      07-01-09                                 5.00       49,635,000         49,537,172
Novato Community Facility District 1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
      08-01-21                                 7.25        5,000,000          5,201,100
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
      08-01-19                                 5.25        7,000,000          6,543,390
Orange County Special Tax Community Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
      08-15-18                                 7.35        6,000,000          6,579,300
Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
      09-02-12                                 6.15        4,350,000          4,431,650
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds Procter & Gamble  Series 1995
      07-01-14                                 6.50        3,800,000          4,208,880
Sacramento Cogeneration Authority
   Revenue Bonds Procter & Gamble Series 1995
      07-01-21                                 6.50        8,000,000          8,860,800
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (FSA Insured)
      11-15-05                                 7.12       15,800,000(c)      16,767,750
      11-15-06                                 7.32       16,400,000(c)      17,425,000
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (MBIA Insured)
      11-15-15                                 7.77       15,000,000(c)      14,812,500
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
      07-01-22                                 6.00       25,000,000         24,043,000
San Joaquin Hills Orange County Transportation
   Corridor Agency Senior Lien Toll Road Revenue Bonds
      01-01-32                                 6.75       14,785,000         16,062,128
San Joaquin Hills Transportation Corridor Agency
   Capital Appreciation Toll Road Refunding Revenue
   Bonds Zero Coupon Series 1997A (MBIA Insured)
      01-15-24                                 5.62        9,000,000(d)       2,082,420
      01-15-25                                 5.03       43,510,000(d)       9,451,677
      01-15-26                                 5.51       30,000,000(d)       6,132,900
      01-15-27                                 5.51        6,670,000(d)       1,283,108
      01-15-32                                 5.41       21,500,000(d)       3,032,360
San Joaquin Hills Transportation Corridor Agency
   Senior Lien Toll Road Revenue Bonds
   Zero Coupon Escrowed to Maturity
      01-01-17                                 5.35       34,860,000(d)      12,994,065
San Jose Redevelopment Agency Merged Area
   Tax Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
      08-01-14                                 7.41       33,600,000(c)      32,634,000
Santa Nella County Water District Improvement
   Limited Obligation Refunding Improvement Bonds
   Series 1998
      09-02-28                                 6.25        2,760,000          2,559,238
Sierra Unified School District Fresno County
   Certificate of Participation Capital Funding
   Refunding Bonds Series 1993
      03-01-18                                 6.13        6,470,000          6,333,742
South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds South Tahoe Area 1
   Series 1995B
      10-01-28                                 6.00        9,900,000          9,455,886
Southern California Public Power Authority
   Power Revenue Bonds Palo Verde
   Series 1993 Inverse Floater (FGIC Insured)
      07-01-17                                 6.92       20,000,000(c)      20,225,000
Ukiah Unified School District
   Mendocino County Certificates of Participation
   Series 1993
      09-01-10                                 6.00        5,000,000          5,202,300
University of California Refunding Revenue Bonds
   Multiple Purpose Project (AMBAC Insured)
      09-01-16                                 5.25        6,000,000          5,766,840
West Sacramento Financing Authority
   Special Tax Revenue Bonds Series 1999F
      09-01-29                                 6.10        9,500,000          8,621,060
Total                                                                       484,823,454

Colorado (7.5%)
Arapahoe County Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                                 8.00        4,000,000          4,288,720
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Pre-refunded Revenue Bonds
      08-31-26                                 7.00       22,000,000         24,990,899
Aurora Centretech Metropolitan District
   Arapahoe County Series 1987B
      12-01-23                                10.53        5,699,785          6,083,210
Bowles Metropolitan District General Obligation Bonds
   Series 1995
      12-01-15                                 7.75       15,500,000         17,598,080
Briargate Public Building Authority
   Landowner Assessment Lien Bonds Series 1985A
      12-15-00                                10.25        3,880,190(f)       3,565,507
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
      12-01-17                                 6.25       10,000,000         10,038,600
Colorado Springs Hospital Revenue Bonds
   Memorial Hospital Series 1990
      12-15-10                                 7.88        5,000,000          5,189,750
Colorado Springs Utilities System
   Pre-refunded Revenue Bonds Series 1991C
      11-15-15                                 6.50        1,505,000          1,595,676
Colorado Springs Utilities System
   Refunding Revenue Bonds Series 1991C
      11-15-15                                 6.50       24,895,000         26,259,743
      11-15-21                                 6.75       30,000,000         31,851,677
Dawson Ridge Metropolitan District
   Refunding Revenue Bonds
   Zero Coupon Series B Escrowed to Maturity
      10-01-22                                 5.21       40,000,000(d)       8,881,200
Denver City & County Airport Systems Revenue Bonds
   Series 1991A A.M.T.
      11-15-23                                 8.75       10,000,000         10,871,741
Denver City & County Airport Systems Revenue Bonds
   Series 1991D A.M.T.
      11-15-21                                 7.75        8,650,000          9,236,541
Denver City & County Airport Systems Revenue Bonds
   Series 1992A
      11-15-25                                 7.25       20,975,000         22,953,781
Denver City & County Airport Systems Revenue Bonds
   Series 1992B A.M.T.
      11-15-23                                 7.25       20,500,000         21,954,421
Denver City & County Airport Systems Revenue Bonds
   Series 1994A
      11-15-12                                 7.50        5,000,000          5,510,400
Denver City & County Airport Systems Revenue Bonds
   Series 1994A A.M.T.
      11-15-23                                 7.50       19,340,000         21,315,016
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1991
      12-01-06                                 8.00        1,385,000          1,594,412
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1995B
      12-01-06                                11.00          730,000            695,924
Denver Special Facility Airport Revenue Bonds
   United Air Lines Series A A.M.T.
      10-01-32                                 6.88       25,400,000         25,281,889
Denver Urban  Renewal  Authority Tax Increment  Revenue  Bonds  Downtown  Denver
   Redevelopment Adams Mark Hotel Series 1989 A.M.T.
      09-01-15                                 8.00       15,800,000         17,535,156
      09-01-16                                 8.00        1,785,000          1,981,029
      09-01-17                                 8.00        1,930,000          2,141,953
Denver Urban Renewal Authority Tax Increment
   Revenue Bonds South Broadway Montgomery Ward
   Urban Renewal Series 1992
      05-01-16                                 8.50       13,415,000         14,478,810
Denver West Metropolitan District
   General Obligation Bonds Series 1996
      06-01-16                                 6.50        2,560,000          2,632,218
Denver West Metropolitan District
   General Obligation Refunding Improvement Bonds
   Series 1995
      12-01-14                                 7.00        4,230,000          4,512,014
Eagle Bend Metropolitan District 2
   Limited General Obligation Bonds
      12-01-18                                 6.88        7,500,000          7,480,275
Edgewater Redevelopment Authority
   Tax Increment Refunding Revenue Bonds
   Edgewater Redevelopment Series 1999
      12-01-08                                 5.50        3,615,000          3,392,605
Educational & Cultural Facilities Authority Revenue Bonds
   Bolder County Day School Series 1999
      09-01-24                                 6.75        4,720,000          4,589,539
Hotchkiss Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                                 8.00        1,500,000          1,610,145
Housing Finance Authority Single Family Program
   Senior Bonds Series 1991B (FGIC Insured)
      08-01-11                                 7.25        1,295,000(g)       1,334,174
      02-01-18                                 7.30        1,180,000          1,213,960
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
      12-01-10                                 7.50       19,000,000         20,978,659
Lowry Economic Redevelopment Authority
   Series A
      12-01-10                                 7.00        3,600,000          3,872,628
Saddle Rock Metropolitan District Limited Tax
   General Obligation Bonds Series 1997
      12-01-16                                 7.63        5,300,000          5,383,793
State Health Facilities Authority Retirement Facilities
   Revenue Bonds Liberty Heights Zero Coupon
   Escrowed to Maturity
      07-15-22                                 7.50       81,465,000(d)      19,373,192
State Health Facility Authority Hospital Improvement
   Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
      09-01-25                                 6.13        7,000,000          6,685,700
Superior Metropolitan District 2 Limited Tax
   General Obligation Refunding Bonds
   MDC Holdings Series 1994B
      12-01-13                                 8.25        2,580,000          2,989,317
      12-01-13                                 8.50       12,000,000         12,901,560
Thornton Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                                 8.00        4,500,000          4,824,810
Trailmark Metropolitan District
   General Obligation Bonds
   Series 1999B
      12-01-18                                 5.80        5,000,000          4,585,550
Westminster Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                                 8.00        3,500,000          3,757,005
Total                                                                       408,011,279

Connecticut (0.2%)
State Development Authority Pollution Control
   Refunding Revenue Bonds Conneticut Light & Power
   Series 1993B A.M.T.
      09-01-28                                 5.95       10,000,000          8,954,600

District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
   (MBIA Insured)
      06-01-10                                 6.00       27,875,000         29,817,887
      06-01-11                                 6.10        7,580,000          8,138,722
Housing Finance Agency Multi-family Mortgage
   Revenue Bonds Temple Courts Section 8
   Series 1985 (FHA Insured)
      02-01-22                                12.00        1,300,000          1,446,133
Total                                                                        39,402,742

Florida (4.8%)
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1996
      05-01-18                                 7.60        4,880,000          5,078,226
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-19                                 6.30        1,390,000          1,315,593
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998A
      05-01-19                                 6.20       11,200,000         10,480,736
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998B
      05-01-06                                 5.65        1,070,000          1,030,945
Championsgate Community Development District
   Capital Improvement Revenue Bonds Series 1998A
      05-01-20                                 6.25        2,840,000          2,653,923
Championsgate Community Development District
   Capital Improvement Revenue Bonds Series 1998B
      05-01-05                                 5.70        1,515,000          1,470,338
Charlotte County Development Authority 1st Mortgage
   Refunding Revenue Bonds
   Royal Palm Retirement Centre Series 1991
      03-01-14                                 9.50        3,830,000          4,032,416
Crossings at Fleming Island Community Development
   District Special Assessment Bonds Series 1995
      05-01-16                                 8.25        9,810,000         10,430,090
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1994
      10-01-19                                 7.38       12,945,000         13,379,564
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1999
      10-01-25                                 6.75        6,000,000          5,884,320
Department of Transportation Turnpike Revenue Bonds
   Series 1991A (AMBAC Insured)
      07-01-20                                 6.25       20,000,000         20,612,599
Grand Haven Community Development District
   Special Assessment Bonds Flagler County
   Series 1997A
      05-01-02                                 6.30        4,400,000          4,407,524
Grand Haven Community Development District
   Special Assessment Revenue Bonds
   Series 1998A
      05-01-19                                 6.90        1,000,000            998,860
Heritage Harbor Community Development District
   Special Assessment Revenue Bonds
   Series 1997B
      05-01-03                                 6.00        1,135,000          1,124,842
      05-01-05                                 5.75        1,650,000          1,617,644
Heritage Palms Community Development District
   Capital Improvement Revenue Bonds
   Series 1998
      11-01-03                                 5.40        3,635,000          3,534,965
Hillsborough County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Park Springs Apartments A.M.T. V.R.
      07-01-39                                 6.00        9,300,000          8,591,619
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A
      08-01-14                                 7.00       24,000,000         25,106,230
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A (MBIA Insured)
      08-01-16                                 6.50       24,760,000         25,993,295
Lakewood Ranch Community Development District 1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
      05-01-17                                 7.30        3,180,000          3,082,469
Lakewood Ranch Community Development District 1
   Special Assessment Bonds Series 1994
      05-01-14                                 8.25        2,175,000          2,292,820
Miami Health Facility Authorization Revenue Bonds
   Inverse Floater (AMBAC Insured)
      08-15-15                                 7.04        3,500,000(c)       3,097,500
North Springs Improvement Special Assessment
   District Revenue Bonds Heron Bay Series 1997
      05-01-19                                 7.00        3,000,000          3,045,420
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
      05-01-05                                 6.25        2,500,000          2,473,900
Orange County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Dunwoodie Apartments Series 1999E A.M.T.
      07-01-35                                 6.50        6,020,000          5,545,985
Palm Beach County Health Facilities Authority Hospital
   Revenue Bonds Good Samaritan Health Series 1993
      10-01-22                                 6.30        3,750,000          4,020,825
Palm Beach County Housing Finance Authority
   Multi-family Revenue Bonds Lake Delray
   Series A A.M.T.
      01-01-31                                 6.40       14,000,000         13,023,500
Polk County Industrial Development Authority 1st Mortgage
   Refunding Revenue Bonds Spring Haven II
      12-01-14                                 8.75        5,760,000          6,114,874
Port Everglades Port Authority Revenue Bonds Junior Lien
      09-01-16                                 5.00       18,635,000         17,161,903
River Ridge Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-08                                 5.75        3,100,000          2,974,109
Riverwood Community Development District
   Charlotte County Special Assessment Revenue Bonds
   Series 1992A-B
      05-01-12                                 8.50          460,000            477,324
      05-01-14                                 8.50        4,925,000          5,110,476
State Housing Finance
   Revenue Bonds Westbrook Apartments
   Series U-1 A.M.T.
      01-01-39                                 6.45        4,880,000          4,432,504
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998A
      05-01-19                                 6.10        1,660,000          1,537,326
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998B
      05-01-08                                 5.70        1,180,000          1,129,024
Sumter County Industrial  Development  Authority Industrial  Development Revenue
   Bonds Little Sumter Utility Company Series 1997 A.M.T.
      10-01-27                                 7.25        4,200,000          4,027,422
Sumter County Industrial  Development  Authority Industrial  Development Water &
   Sewer Revenue Bonds Little Sumter Utility Company Series 1998 A.M.T.
      10-01-27                                 6.75        2,915,000          2,695,005
Sumter County Village Community Development
   District 1 Capital Improvement Revenue Bonds
   Series 1992
      05-01-12                                 8.40          535,000            558,230
Sunrise Utility System Refunding & Improvement
   Revenue Bonds
      10-01-18                                10.75        5,000,000          5,271,250
Village Center Community Development District
   Sub Recreational Revenue Bonds
   Series 1998C
      01-01-19                                 7.38        2,640,000          2,524,236
Village Center Community District Recreational
   Revenue Bonds Series 1996B
      01-01-17                                 8.25        2,695,000          2,802,800
Village Community Development District 2
   Special Assessment District Revenue Bonds
   Series 1996
      05-01-17                                 7.63        4,830,000          4,963,646
Volusia County Industrial Development Authority
   1st Mortgage Refunding Revenue Bonds Series 1996
      11-01-26                                 7.63       10,925,000         12,690,917
Total                                                                       258,797,194

Georgia (2.6%)
Americus-Sumter County Hospital Authority
   Refunding Revenue Bonds South Georgia
   Methodist Home for the Aging Obligated Group
   Magnolia Manor Series 1999
      05-15-29                                 6.38        5,500,000          4,957,205
Atlanta Special Purpose Facility Revenue Bonds
   Delta Air Lines Series 1989B A.M.T.
      12-01-18                                 7.90       13,500,000         13,794,435
      12-01-19                                 6.25        8,685,000          8,458,061
Atlanta Water & Wastewater Refunding Revenue
   Bonds Series 1999A (FGIC Insured)
      11-01-38                                 5.00       29,275,000         24,466,288
Colquitt County Development Authority Revenue Bonds
   Zero Coupon Escrowed to Maturity
      12-01-21                                 6.87       46,350,000(d)      10,308,704
Effingham County Pollution Control Revenue Bonds
   Fort Howard Series 1988
      10-01-05                                 7.90       19,850,000         20,330,569
Fulco Hospital Authority Revenue Anticipation Certificate
   Georgia Baptist Health Care Systems Series 1992A
      09-01-22                                 6.38       20,300,000         21,594,531
George L. Smith II World Congress Center Authority  Miscellaneous  Revenue Bonds
   Dome Stadium Series 2000 (MBIA Insured) A.M.T.
      07-01-20                                 5.50        8,000,000(h)       7,368,560
Municipal Electric Authority Power Revenue Bonds
   Series L
      01-01-20                                 5.00        1,150,000            993,830
Rockdale County  Development  Authority Solid Waste Disposal  Revenue Bonds Visy
   Paper Series 1993 A.M.T.
      01-01-26                                 7.50       10,000,000         10,348,300
Savannah Economic Development Authority
   1st Mortgage Revenue Bonds Zero Coupon Series 1991A
      12-01-21                                 5.40       13,730,000(d)       3,053,689
Savannah Economic Development Authority
   Revenue Bonds Zero Coupon Escrowed to Maturity
      12-01-21                                 6.87       64,220,000(d)      14,283,170
Total                                                                       139,957,342

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
   General Obligation Bonds Series 1993B Inverse Floater
      09-07-06                                 6.52       10,000,000(c)      10,300,000
      09-11-08                                 6.82       10,000,000(c)      10,300,000
Total                                                                        20,600,000

Illinois (8.4%)
Bradley Kankakee County Tax Increment
   Refunding Revenue Bonds Series 1993
      12-01-12                                 8.40        5,590,000          6,063,138
Broadview Cook County Senior Lien Tax Increment
   Revenue Bonds Series 1993
      07-01-13                                 8.25       10,995,000         12,576,851
Chicago Board of Education Unlimited General
   Obligation Bonds Capital Appreciation School Reform
   Zero Coupon Series B-1 (FGIC Insured)
      12-01-29                                 5.20       25,000,000          3,798,500
Chicago Board of Education Unlimited General
   Obligation Bonds School Reform Series 1997A
   (AMBAC Insured)
      12-01-22                                 5.25        5,000,000          4,529,650
Chicago Board of Education School Reform
   Unlimited Tax General Obligation Refunding Bonds
   Zero Coupon Series 1999A (FGIC Insured)
      12-01-28                                 5.30       31,500,000(d)       5,097,645
      12-01-29                                 5.30       30,500,000(d)       4,634,170
      12-01-30                                 5.30       36,135,000(d)       5,140,565
Chicago Capital Appreciation Unlimited
   General Obligation Bonds City Colleges
   Zero Coupon (FGIC Insured)
      01-01-36                                 6.26       32,670,000(d)       3,447,338
Chicago General Obligation Bonds
   Series 1991 (AMBAC Insured)
      01-01-16                                 6.00        6,170,000          6,478,377
Chicago General Obligation Bonds
   Series 1994A (AMBAC Insured)
      01-01-22                                 5.88       17,850,000         18,698,232
Chicago General Obligation Refunding Bonds
   Series 1995A (AMBAC Insured)
      01-01-18                                 5.50       20,000,000         19,419,400
Chicago O'Hare International Airport
   General Airport Refunding Revenue Bonds Series 1993A
      01-01-16                                 5.00       14,450,000         12,930,149
Chicago O'Hare International Airport
   General Airport Revenue Bonds Series 1990A A.M.T.
      01-01-16                                 7.50       21,000,000         21,479,009
      01-01-18                                 6.00       29,000,000         29,625,239
Chicago O'Hare International Airport
   Special Facility Revenue Bonds United Airlines
   Series 1999A
      09-01-16                                 5.35        5,000,000          4,355,550
Chicago O'Hare International Airport
   Special Revenue Bonds (FGIC Insured) A.M.T.
      11-01-25                                 7.88       17,750,000         18,453,788
Chicago O'Hare International Airport
   Special Revenue Bonds A.M.T.
      01-01-17                                 7.50       32,250,000         32,988,202
Chicago O'Hare International Airport
   Special Revenue Facility Bonds Delta Airlines
   Series 1992
      05-01-18                                 6.45       10,000,000          9,997,200
Chicago Ridge Special Service Area 1 Unlimited
   Ad Valorem Tax Bonds Series 1990
      12-01-08                                 9.00        2,700,000          2,881,143
Chicago Wastewater Transmission Revenue Bonds
   Series 1994 (MBIA Insured)
      01-01-24                                 6.38       22,500,000         24,509,474
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds
      01-01-06                                 7.00          990,000          1,021,838
      01-01-12                                 7.38        1,700,000          1,762,458
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds Mark IV Series 1992
      03-01-12                                 9.75        1,675,000          1,873,136
Development Finance Authority Lifecare Revenue Bonds
   Presbyterian Homes Series 1996B
      09-01-31                                 6.40        6,700,000          6,829,444
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Central Illinois
   Public Service 2nd Series 1993B
      06-01-28                                 5.90        2,500,000          2,414,175
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Commonwealth Edison
   Series 1994
      01-15-09                                 5.70        2,000,000          2,077,680
      01-15-14                                 5.85        4,500,000          4,626,180
DuPage County Tax Increment Revenue Bonds
   Series 1997
      01-01-17                                 7.88        4,690,000          5,020,926
Educational Facilities Authority Refunding Revenue Bonds
   Lewis University Series 1996
      10-01-26                                 6.13        8,780,000          8,307,197
Educational Facilities Authority Refunding Revenue Bonds
   Loyola University of Chicago Series 1993
   Inverse Floater (FGIC Insured)
      07-01-12                                 7.57       11,000,000(c)      11,745,580
Granite City Madison County Hospital
   Refunding Revenue Bonds St. Elizabeth Medical Center
   Series 1989A
      06-01-08                                 8.13        2,920,000          2,899,210
Health Facilities Authority Refunding Revenue Bonds
   Morris Hospital
      12-01-23                                 6.13        3,005,000          2,909,681
Health Facilities Authority Refunding Revenue Bonds
   University of Chicago Series 1993 Inverse Floater
   (MBIA Insured)
      08-15-14                                 8.02       10,000,000(c)       9,850,000
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1992
      05-15-12                                 7.25        2,000,000          2,164,400
      05-15-22                                 7.25        2,000,000          2,164,400
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1996B
      02-15-22                                 5.75        2,915,000          2,653,233
Health Facility Authority Revenue Bonds
   South Suburban Hospital Series 1992
      02-15-09                                 7.00        4,000,000          4,357,743
      02-15-18                                 7.00        5,000,000          5,504,594
Hodgkins General Obligation Tax Increment Bonds
   Series 1991
      12-01-09                                 9.50       11,200,000         12,453,216
Hodgkins General Tax Increment Bonds
   Series 1995A
      12-01-13                                 7.63        9,000,000          9,557,280
Huntley Special Tax Bonds
   Series 1998
      02-01-25                                 6.75        2,450,000          2,352,539
Huntley Special Tax Bonds
   Series 1999
      03-01-28                                 6.30        2,305,000          2,107,185
Lakemoor Special Tax Revenue Bonds
   Series 1997
      03-01-27                                 7.80        9,000,000          9,240,750
Lansing Tax Increment Refunding Revenue Bonds
   Landings Redevelopment Area Limited Sales
   Tax Pledge Series 1992
      12-01-08                                 7.00       10,000,000         10,590,400
Marion General Obligation Hospital Alternate
   Revenue Source Bonds Series 1991
      12-01-16                                 7.50        3,800,000          4,093,892
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (FGIC Insured)
      06-15-19                                 6.37        6,000,000(d)       1,822,980
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (MBIA Insured)
      06-15-17                                 6.61       11,210,000(d)       3,920,249
06-15-28                                       6.61       41,900,000(d)       7,143,950
Metropolitan Pier & Exposition Authority
   Sales Tax & Miscellaneous Tax Revenue
   Capital Appreciation Refunding Bonds
   Zero Coupon Series 1996A (MBIA Insured)
      12-15-22                                 6.05       16,225,000(d)       3,947,056
Regional Transportation Authority General
   Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
   McHenry & Will Series 1992A (AMBAC Insured)
      06-01-22                                 6.13        7,200,000          7,489,584
Schaumburg Special Assessment District
   Revenue Bonds Woodfield Road
   Series 1998
      12-01-28                                 6.75        3,403,000          3,088,120
State Development Finance Authority Pollution Control
   Refunding Revenue Bonds Illinois Power
   Series 1991A
      07-01-21                                 7.38       19,250,000         20,849,868
State Development Finance Authority Regency Park
   Retirement Housing Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
      07-15-25                                 5.49       10,000,000(d)       1,833,800
State Development Finance Authority Retirement Housing
   Revenue Bonds Zero Coupon Escrowed to Maturity
      04-15-20                                 7.75       68,000,000(d)      17,651,440
State Health Facilities Authority Refunding Revenue Bonds
   Edwards Hospital Series 1993A
      02-15-19                                 6.00        6,350,000          6,097,842
State Health Facilities Authority Refunding Revenue Bonds
   Masonic Medical Center Series 1993
      10-01-19                                 5.50        2,000,000          1,784,760
Tinley Park Cook & Will Counties Limited Sales Tax
   Revenue Bonds Series 1988
      11-01-99                                10.25          895,000(f)         321,520
Tinley Park Cook & Will Counties Unlimited Ad Valorem
   Tax Bonds of Special Service
      12-01-99                                10.65           80,000             79,921
      12-01-00                                10.65           90,000             83,601
      12-01-01                                10.65          100,000             91,890
      12-01-02                                10.65          110,000            101,079
      12-01-03                                10.65          120,000            110,268
      12-01-04                                10.65          135,000            124,052
      12-01-05                                10.65          150,000            137,835
      12-01-06                                10.65          165,000            151,619
      12-01-07                                10.65          185,000            169,997
Total                                                                       452,682,188

Indiana (2.3%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                                10.38        4,025,000          4,177,990
Carmel Retirement Rental Housing Refunding
   Revenue Bonds Beverly Enterprises Series 1992
      12-01-08                                 8.75        6,275,000          6,743,554
Development Finance Authority Environmental
   Improvement Refunding Revenue Bonds USX Corporation
   Series 1996
      07-15-30                                 6.25        2,000,000          1,889,520
East Chicago Elementary School Building Lake County
   1st Mortgage Refunding Bonds Series 1996
      01-05-16                                 6.25        8,000,000          8,472,160
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                                10.38        6,590,000          6,837,125
Health Facility Authority Hospital Revenue Bonds
   Community Hospital of Anderson Series 1993
      01-01-23                                 6.00       10,000,000          9,417,100
Health Facility Authority Hospital Revenue Bonds
   Union Hospital Series 1993 (MBIA Insured)
      09-01-18                                 5.13       10,000,000          8,949,500
Health Facility Finance Authority Hospital Revenue Bonds
   Hancock Memorial Series 1996
      08-15-17                                 6.13        2,295,000          2,239,576
La Porte County Hospital Authority Hospital Refunding
   Revenue Bonds La Porte Hospital Series 1993
      03-01-12                                 6.25        5,070,000          5,083,993
      03-01-23                                 6.00        2,990,000          2,809,912
Lawrenceburg Pollution Control Refunding Revenue Bonds
   Methodist Hospital Series 1989
      09-01-08                                 6.50       15,555,000         15,897,988
Marion County Hospital Authority Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
      09-01-13                                 6.50        4,115,000          4,164,709
Rockport Pollution Control Refunding Revenue Bonds
   Indiana Michigan Electric Series B
      03-01-16                                 7.60        5,500,000          5,726,105
St. Joseph County Hospital Facility Revenue Bonds
   Memorial Hospital of South Bend
      06-01-10                                 9.40        1,770,000          2,154,302
Vincennes Economic Development
   Improvement Refunding Revenue Bonds
   Southwest Regional Youth Facilities Series 1999
      01-01-24                                 6.25       24,535,000         22,659,546
Vincennes Economic Development
   Revenue Bonds Southwest Indiana
   Regional Youth Village Facility Series 1993
      01-01-24                                 8.50       16,575,000         18,276,092
Total                                                                       125,499,172

Iowa (0.6%)
Keokuk Hospital Facilities Refunding Revenue Bonds
   Keokuk Area Hospital Series 1991
      12-01-21                                 7.63        5,350,000          5,770,029
Muscatine Electric Refunding Revenue Bonds Series 1986
      01-01-05                                 6.00       10,845,000         10,859,315
      01-01-06                                 6.00       11,330,000         11,344,955
      01-01-07                                 5.00        2,250,000          2,231,393
      01-01-08                                 5.00        5,100,000          5,019,930
Total                                                                        35,225,622

Kansas (0.2%)
Manhattan Health Care Facility Revenue Bonds
   Meadowlark Hills Retirement Community
   Series 1999A
      05-15-28                                 6.50        1,500,000          1,378,305
State Development Financing Authority
   Multi-family Revenue Bonds
   Tiffany Gardens Apartments A.M.T.
      09-01-29                                 6.75        5,100,000          4,795,683
Wyandotte County Kansas City Multi-family
   Housing Revenue Bonds Park Victoria Apartments
   Series 1998 A.M.T.
      08-01-28                                 6.25        4,980,000          4,591,859
Total                                                                        10,765,847

Kentucky (1.0%)
Development Finance Authority Hospital Facility
   Revenue Bonds St. Luke Hospital Series 1989B
      10-01-19                                 6.00       22,695,000         23,184,985
Economic Development Finance Authority Hospital
   Refunding Revenue & Improvement Bonds
   Appalachian Regional Hospital Series 1997
      10-01-22                                 5.88        5,000,000          4,043,600
Jefferson County Student Housing Industrial Building
   Revenue Bonds Collegiate Housing Foundation
   Series 1999A
      09-01-29                                 7.13        4,000,000          3,943,480
Muhlenberg County Hospital Refunding Revenue Bonds
   Muhlenberg Community Hospital Series 1996
      07-01-10                                 6.75        8,535,000          8,382,224
Turnpike Authority Economic Road Development
   Refunding Revenue Bonds Series 1993 Inverse Floater
   (AMBAC Insured)
      06-06-12                                 7.84       15,000,000(c)      15,112,500
Total                                                                        54,666,789

Louisiana (2.7%)
Calcasieu Parish Industrial Development Pollution Control
   Refunding Revenue Bonds Gulf State Utilities
   Series 1992
      10-01-12                                 6.75       10,500,000         10,657,710
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit 2 Series 1991 (FGIC Insured)
      01-01-13                                 6.00       28,000,000         28,335,160
Hodge Village Combined Utility System Revenue Bonds
   Stone Container Series 1990 A.M.T.
      03-01-10                                 9.00       23,000,000         23,591,560
New Orleans Audubon Park Commission Aquarium
   Revenue Bonds Series 1992A
      04-01-12                                 8.00        7,100,000          7,764,205
Public Facilities Authority Revenue Bonds
   Glen Retirement Systems Series 1995
      12-01-15                                 6.50        1,000,000            995,570
      12-01-25                                 6.70        1,500,000          1,510,035
Southern Louisiana Port Commission Terminal
   Refunding Revenue Bonds GATX Terminal Series 1993
      03-01-23                                 7.00       13,180,000         13,668,714
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light 2nd Series 1984
      12-01-14                                 8.00       29,155,000         30,032,566
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light Series 1991 A.M.T.
      06-01-21                                 7.50       20,700,000         21,511,026
West Feliciana Parish Demand Pollution Control
   Revenue Bonds Gulf State Utilities Series 1985B
      05-01-15                                 9.00        6,000,000          6,260,520
Total                                                                       144,327,066

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
   Obligation Securities Huntington Common
   Series 1997A
      09-01-27                                 7.50        5,000,000          4,756,600
Kennebunk Special Obligation Revenue Bonds
   Series 1999A
      07-01-24                                 7.00        4,750,000          4,402,300
Total                                                                         9,158,900

Maryland (0.8%)
Frederick County Economic Refunding Revenue Bonds
   Alumax Series 1992
      04-01-17                                 7.25        9,880,000         10,325,292
Frederick County Obligation Special Tax Revenue Bonds
   Urbana Community Development Authority Series 1998
      07-01-25                                 6.63        6,000,000          5,719,680
Harford County Industrial Development Revenue Bonds
   Dorsey
      04-16-05                                 8.00          449,000            450,248
Prince George's County Hospital Revenue Bonds
   Dimensions Health Series 1992
      07-01-17                                 7.25       11,400,000         12,377,436
      07-01-22                                 7.00        7,000,000          7,557,900
State Transportation Authority Facility
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1992 (FGIC Insured)
      07-01-10                                 6.33        3,000,000(d)       1,708,440
      07-01-11                                 6.33        6,700,000(d)       3,589,391
State Transportation Authority Facility
   Revenue Bonds Zero Coupon
   Series 1992 (FGIC Insured)
      07-01-12                                 6.35        5,000,000(d)       2,507,300
Total                                                                        44,235,687

Massachusetts (2.7%)
Bay Transportation Authority Refunding Revenue Bonds
   Series 1994A (MBIA Insured)
      03-01-12                                 6.00        8,000,000          8,277,781
Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series C
      10-01-11                                 5.90        1,700,000          1,623,245
      10-01-20                                 6.00        4,000,000          3,764,360
Health & Educational Facilities Authority
   Revenue Bonds Beverly Hospital Inverse Floater
   (MBIA Insured)
      06-18-20                                 7.92        8,000,000(c)       7,380,000
Health & Educational Facilities Authority
   Revenue Bonds Charlton Memorial Hospital
   Series 1991B
      07-01-13                                 7.25        6,455,000          6,848,884
Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series B
      07-01-15                                 6.50          500,000            493,515
Industrial Finance Agency Pollution Control
   Refunding Revenue Bonds Eastern Edison
   Series 1993
      08-01-08                                 5.88        4,250,000          4,124,795
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
      07-01-15                                 9.00       18,885,000         20,284,756
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991B A.M.T.
      07-01-15                                 9.25       24,700,000         26,532,247
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                                 6.75       10,130,000         10,886,407
Municipal Wholesale Electric Power
   Supply System Revenue Bonds
   Series 1993A Inverse Floater (AMBAC Insured)
      07-01-18                                 7.12        6,500,000(c)       5,703,750
State Health & Educational Facilities Authority
   Refunding Revenue Bonds Christopher House  Series 1999A
      01-01-29                                 6.88        5,000,000          4,718,850
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
      12-01-27                                 7.50        2,000,000          2,038,220
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
      09-01-27                                 8.00        4,300,000          4,538,865
Water Resource Authority General
   Refunding Revenue Bonds Series 1992B
      11-01-15                                 5.50       22,175,000         21,488,462
Water Resource Authority General
   Revenue Bonds Series 1992A
      07-15-19                                 6.50        3,500,000          3,770,550
Water Resource Authority General
   Revenue Bonds Series 1993B-95B
   (MBIA Insured)
      12-01-25                                 5.00        9,000,000          7,780,140
Water Resource Authority General
   Revenue Bonds Series B (MBIA Insured)
      03-01-22                                 5.00       10,000,000          8,779,600
Total                                                                       149,034,427

Michigan (4.0%)
Chippewa Valley Schools Unlimited Tax
   General Obligation Refunding Bonds
   Series 1998 (AMBAC Insured)
      05-01-23                                 4.75       14,240,000         11,916,886
Concord Academy Certificate of Participation Series 1998
      10-01-19                                 7.00        1,000,000            918,830
Countryside Charter School
   Full Term Certificates of Participation
   Berrien County Series 1999
      04-01-29                                 7.00        2,635,000          2,426,888
Crawford County Economic Development Corporation
   Environmental Improvement Revenue Bonds
   Weyerhaeuser Series 1991A
      07-15-07                                 7.13       10,800,000         11,798,676
Detroit Unlimited Tax General Obligation Bonds
   Series 1993
      04-01-14                                 6.35        5,510,000          5,757,179
Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
      04-01-15                                 6.80        1,375,000          1,518,853
Lincoln Consolidated School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
      05-01-18                                 5.85        6,455,000          6,817,425
Livingston Academy Certificate of Participation
   Series 1999
      05-01-27                                 7.00        3,080,000          2,863,661
Midland  County  Economic  Development  Corporation  Pollution  Control  Limited
   Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990 A.M.T.
      07-23-09                                 9.50       35,200,000         36,470,367
Midland County Economic Development Corporation
   Pollution Control Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990C
      07-23-09                                 8.50       18,900,000         19,488,168
Plymouth Educational Center Certificates of Participation
      07-01-29                                 7.00        7,875,000          7,498,181
State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
      09-15-21                                 7.50        7,500,000          8,047,875
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-26                                 6.70        3,000,000          2,820,990
State Hospital Finance Authority
   Refunding Revenue Bonds
   Detroit Medical Center
   Series 1993A
      08-15-18                                 6.50       10,000,000          9,343,500
State Hospital Finance Authority
   Refunding Revenue Bonds
   Greater Detroit Sinai Hospital Series 1995
      01-01-16                                 6.63        2,750,000          2,615,580
State Hospital Finance Authority
   Revenue Bonds Central Michigan Community Hospital
      10-01-27                                 6.25        2,095,000          1,957,819
State Strategic Fund Limited Tax Obligation Refunding
   Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                                 7.10       16,400,000         18,277,308
Strategic Fund Environmental Improvement Limited
   Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
      08-01-12                                 6.25        1,100,000            923,604
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
      09-01-25                                 6.40       12,000,000         12,227,280
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Great Lakes Pulp & Fibre
   Series 1994 A.M.T.
      12-01-27                                 5.00       23,933,770         16,753,639
Summit Academy Certificates of Participation
   Junior High School Facility Series 1999
      09-01-29                                 7.00        4,000,000          3,669,760
Summit Academy Certificates of Participation Series 1998
      09-01-18                                 7.00        2,500,000          2,325,100
Troy City Downtown Development Authority
   County of Oakland Development Bonds
   Series 1995A (Asset Guaranty)
      11-01-18                                 6.38        1,000,000          1,022,040
Van Buren Township Tax Increment Revenue Bonds
   Series 1994
      10-01-16                                 8.40        3,955,000          4,341,483
Wayne Charter County Special Airport Facilities Revenue Bonds Northwest Airlines
   Series 1999 A.M.T.
      12-01-29                                 6.00        8,235,000          7,401,289
Wayne County Special Airport Facilities
   Refunding Revenue Bonds Northwest Airlines Series 1995
      12-01-15                                 6.75       11,265,000         11,325,718
Wayne Charter County Airport Facilities
   Revenue Bonds Detroit Metropolitan Wayne County Airport
   Series 1998B (MBIA Insured)
      12-01-23                                 4.88        9,940,000          8,382,700
Total                                                                       218,910,799

Minnesota (4.6%)
Anoka County Housing & Redevelopment Authority
   Revenue Bonds Epiphany Assisted Living LLC
      12-01-29                                 7.40        4,000,000          3,952,520
Becker Solid Waste Disposal Facility Revenue Bonds
   Liberty Paper Series 1994B A.M.T.
      08-01-15                                 9.00       16,800,000         17,175,480
Bloomington Health Care Facility Revenue Bonds
   Friendship Village of Bloomington Series 1992
      04-01-02                                 8.50        2,385,000(g)       2,452,519
Brainerd Economic Development Authority
   Health Care Facility Revenue Bonds
   Benedictine Health System St. Joseph Medical Center
   Series 1990
      02-15-20                                 8.38        4,670,000          4,804,823
Duluth Economic Development Authority Health Care
   Facilities Pre-refunded Revenue Bonds Benedictine
   Health System St. Mary's Medical Center
   Series 1990
      02-15-20                                 8.38        8,300,000          8,539,621
Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-term Care Facility Series 1995
      12-01-25                                 6.50        1,530,000          1,531,408
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
      09-01-34                                 6.75        7,000,000          6,590,430
International Falls Solid Waste Disposal Revenue
   Bonds Boise Cascade Series 1990 A.M.T.
      01-01-15                                 7.75       10,000,000         10,208,100
Little Canada Multi-family Housing Revenue Bonds
   Housing Alternatives Development Company
   Series 1997A
      12-01-27                                 6.25        1,755,000          1,655,737
Mahtomedi Multi-family Housing Revenue Bonds
   Briarcliff A.M.T.
      06-01-36                                 7.35        1,995,000          2,002,481
Maplewood Elder Care Facilities Revenue Bonds Care
   Institute Series 1994
      01-01-24                                 7.75        8,000,000          7,884,320
Maplewood Multi-family Housing Refunding Revenue
   Bonds Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
      11-01-32                                 7.20        4,905,000          4,784,729
Mille Lacs Capital Improvement Authority Infrastructure
   Revenue Bonds Series 1992A
      11-01-12                                 9.25        4,150,000          4,756,855
Minneapolis Housing & Healthcare Facility Revenue Bonds
   Augustana Chapel View Homes Incorporated Series 1997
      06-01-22                                 6.70        1,885,000          1,792,786
      06-01-27                                 6.75        2,640,000          2,510,666
Richfield Multi-family Housing Refunding Revenue
   Bonds Village Shores Apartments Series 1996
      08-01-31                                 7.63        4,895,000          4,859,511
Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
      12-01-31                                 7.35        3,500,000          3,407,705
Rochester Multi-family Housing Development
   Revenue Bonds Wedum Shorewood Campus
      06-01-36                                 6.60       10,000,000          9,302,100
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds College Properties
   Series 1998
      10-01-28                                 5.88        7,500,000          6,346,125
Sartell Health Care & Housing Facilities Revenue Bonds
   The Foundation for Health Care Continuums
   Series 1999A
      09-01-29                                 6.63        4,000,000          3,721,200
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1992
      01-01-18                                 5.75       32,210,000         31,223,085
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-21                                 6.87       13,500,000(d)       3,794,715
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-22                                 6.73       17,500,000(d)       4,621,925
      01-01-23                                 6.74       27,500,000(d)       6,822,750
      01-01-24                                 6.75       19,960,000(d)       4,651,079
      01-01-25                                 6.75       27,500,000(d)       6,017,275
      01-01-26                                 6.75       27,500,000(d)       5,649,325
      01-01-27                                 6.75       12,450,000(d)       2,407,083
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993 Inverse Floater
   (AMBAC Insured)
      07-01-05                                 5.43       10,200,000(c)       9,881,250
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota Obligated Group
   Series 1993B Inverse Floater (AMBAC Insured)
      07-01-13                                 5.73       18,000,000(c)      16,132,500
St. Louis Park Multi-family Housing Refunding
   Revenue Bonds Park Boulevard Towers
   Series 1996A
      04-01-31                                 7.00       11,350,000         11,334,224
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Care Center Series 1993A
      11-01-06                                 7.13        1,465,000          1,460,942
      11-01-17                                 7.13        2,550,000          2,573,282
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Multi-family Rental Housing Series 1993B
      11-01-24                                 7.00        2,665,000          2,588,461
St. Paul Port Authority Redevelopment Multi-family
   Refunding Revenue Bonds Burlington Apartments
   Series A (GNMA Insured)
      05-01-31                                 5.75       14,355,000         13,655,194
St. Paul Port Authority Redevelopment Multi-family
   Subordinate Refunding Revenue Bonds
   Burlington Apartments Series A
      02-01-31                                 8.63        3,770,000          3,683,705
St. Paul Port Authority Revenue Bonds
   Hotel Facilities Radisson Kellogg 2nd Series 1999
      08-01-29                                 7.38        6,500,000          6,428,045
Vadnais Heights Multi-family Housing Refunding
   Revenue Bonds Cottages of Vadnais Heights
   Series 1995 A.M.T.
      12-01-31                                 7.00        1,980,000          1,928,302
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds Woodbury
   Multi-family Housing Series 1996
      12-01-23                                 6.95        4,740,000          4,658,614
Total                                                                       247,790,872

Mississippi (0.9%)
Gulfport Urban Renewal
   Multi-family Housing Revenue Bonds
   Woodchase Apartments Series 1998 A.M.T.
      12-01-28                                 6.75        3,075,000          2,754,216
Harrison County Waste Water Management District
   Refunding Bonds Series 1986
      02-01-15                                 5.00        4,250,000          4,003,755
Jackson Industrial Development Revenue Bonds Dorsey
      04-16-05                                 8.00          392,000            394,952
Long Beach Urban Renewal Multi-family Housing
   Revenue Bonds Long Beach Square Apartments
   Series 1998 A.M.T.
      08-01-28                                 6.75        3,830,000          3,484,534
Lowndes County Solid Waste Disposal Pollution Control
   Refunding Revenue Bonds Weyerhaeuser Series 1989
   Inverse Floater
      04-01-22                                 8.80        4,000,000(c)       4,259,760
Lowndes County Solid Waste Disposal Pollution Control Revenue Bonds Weyerhaeuser
   Series 1989 A.M.T.
      12-01-05                                 7.88       12,250,000         12,642,734
State Business Finance Pollution Control Revenue Bonds
   System Energy Resources Series 1999
      05-01-22                                 5.90       12,900,000         11,398,053
State Hospital Refunding Revenue Bonds University
   of Mississippi Medical Center Educational Building
   Series 1998B (AMBAC Insured)
      12-01-23                                 5.50       12,650,000         11,896,693
Total                                                                        50,834,697

Missouri (0.5%)
Regional Convention & Sports Complex Authority Bonds
   St. Louis Sponsor Series 1991B
      08-15-21                                 7.00        5,810,000          6,294,322
Sikeston Electric System Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
      06-01-02                                 5.80        4,165,000          4,303,778
St. Louis Industrial Development Authority
   Refunding Revenue Bonds Kiel Center
   Multi-purpose Arena Series 1992 A.M.T.
      12-01-24                                 7.88       15,400,000         16,204,957
St. Louis Regional Convention & Sports Complex Authority
   Pre-refunded Revenue Bonds Series 1991C
      08-15-21                                 7.90          125,000            132,588
St. Louis Regional Convention & Sports Complex Authority
   Refunding Revenue Bonds Series 1991C
      08-15-21                                 7.90        2,575,000          2,867,340
Total                                                                        29,802,985

Nebraska (--%)
Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
      02-01-15                                 6.00        1,370,000          1,389,509

Nevada (0.8%)
Clark County Collateralized Pollution Control Revenue Bonds
   Nevada Power A.M.T.
      10-01-09                                 7.80       11,850,000         12,187,014
Clark County Industrial Development Revenue Bonds
   Nevada Power Series 1990 A.M.T.
      06-01-20                                 7.80        5,000,000          5,150,550
Clark County Passenger Facility Charge Airport
   Refunding Revenue Bonds
   Las Vegas McCarran International Airport
   Series 1998 (MBIA Insured)
      07-01-22                                 4.75        9,000,000          7,539,750
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds Series 1994A
      06-15-10                                 6.00        2,000,000          2,016,040
      06-15-14                                 6.10        2,750,000          2,731,603
Las Vegas Special Improvement District 707
   Local Improvement Bonds
   Summerlin Area Series 1996
      06-01-16                                 7.10        5,925,000          6,155,186
Washoe County Hospital Revenue Bonds
   Washoe Medical Center Series 1993A
      06-01-15                                 6.00        7,250,000          7,228,250
Total                                                                        43,008,393

New Hampshire (2.2%)
Business Financial Authority Pollution Control
   & Solid Waste Disposal Refunding Revenue Bonds
   Crown Paper Company Series 1996
      01-01-22                                 7.75        4,255,000          3,865,327
Business Financial Authority Pollution Control
   Refunding Revenue Bonds United Illuminating
   Series 1993A
      10-01-33                                 5.88       13,200,000         11,942,568
Higher Education & Health Facilities Authority
   Lifecare Revenue Bonds Rivermead at Peterborough
   Retirement Community Series 1998
      07-01-18                                 5.63        1,365,000          1,167,635
      07-01-28                                 5.75        2,500,000          2,078,625
Industrial Development Authority Pollution Control
   Revenue Bonds State Public Service Series 1991B
      05-01-21                                 7.50       51,485,000         53,006,382
Industrial  Development  Authority  Pollution Control Revenue Bonds State Public
   Service Series 1991C A.M.T.
      05-01-21                                 7.65       25,000,000         25,771,500
Industrial Development Authority Pollution Control
   Revenue Bonds United Illuminating Series 1989A A.M.T.
      12-01-14                                 8.00        8,000,000          8,251,040
State Higher Education & Health Facility Authority Hospital
   Revenue Bonds Hitchcock Clinic Series 1994
   (MBIA Insured)
      07-01-24                                 6.00       13,000,000         12,834,640
State Turnpike System Refunding Revenue Bonds
   Series 1999A (FGIC Insured)
      04-01-29                                 4.75        3,000,000          2,446,260
Total                                                                       121,363,977

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
   St. Peter Medical Center Series 1994F (MBIA Insured)
      07-01-16                                 5.00       10,000,000          9,174,500

New Mexico (1.9%)
Albuquerque Health Care System Revenue Bonds
   Lovelace Medical Fund
      03-01-11                                10.25           55,000             55,769
Bernalillo County Muti-family Housing Revenue Bonds
   Series 1997D
      04-01-27                                 7.70       14,770,000         14,568,833
Farmington Pollution Control Refunding Revenue Bonds
   Series 1996A-B
      12-01-16                                 6.30       10,000,000          9,874,900
Farmington Pollution Control Refunding Revenue Bonds
   Series 1997A
      10-01-20                                 6.95        4,000,000          4,042,000
Farmington Pollution Control Refunding Revenue Bonds
   State Public Service San Juan Series 1994A
      08-15-23                                 6.40       30,650,000         30,096,461
Farmington Power Refunding Revenue Bonds
   Generating Division
      01-01-13                                 9.88        5,000,000          6,200,500
Las Vegas Hospital Facility Refunding Revenue Bonds
   Northeastern Regional Hospital Series 1987
      08-01-13                                 9.63        5,195,000          5,234,482
Lordsberg Pollution Control Refunding Revenue Bonds
   Phelps Dodge
      04-01-13                                 6.50       20,000,000         20,239,800
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998A A.M.T.
      07-01-38                                 6.38       11,300,000         10,537,815
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998B A.M.T.
      07-01-01                                 6.38        1,000,000            992,530
Santa Fe County Lifecare Revenue Bonds
   El Castillo Retirement Series 1998A
      05-15-15                                 5.50        1,000,000            879,140
      05-15-25                                 5.63        2,500,000          2,058,350
Total                                                                       104,780,580

New York (7.2%)
Battery Park City Authority Refunding Revenue Bonds
   Series 1993A
      11-01-10                                 5.50        9,940,000         10,074,687
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990C
      07-01-16                                 6.00       27,230,000         27,115,089
      07-01-17                                 5.00       20,820,000         18,226,869
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990D
      07-01-09                                 7.00        5,000,000          5,491,400
Dormitory Authority New York Court Facility Lease
   Revenue Bonds Series 1993A
      05-15-16                                 5.38       11,000,000         10,254,200
Dormitory Authority New York State
   University Education Facility Revenue Bonds
   Series 1993A
      05-15-13                                 5.50       24,530,000         24,552,322
Huntington Housing Authority Senior Housing
   Facilities Revenue Bonds Gurwin Jewish Senior
   Residences Series 1999A
      05-01-39                                 6.00        2,000,000          1,793,880
Long Island Power Authority
   Revenue Bonds Series A
      12-01-26                                 5.25        8,445,000          7,439,876
      12-01-29                                 5.50        1,000,000            914,020
New York & New Jersey Port Authority Special
   Obligation Revenue Bonds KIAC Partners
   4th Series 1996 A.M.T.
      10-01-19                                 6.75        3,500,000          3,600,310
New York City General Obligation Bonds Series 1992B
      02-01-00                                 7.40       30,000,000         30,166,500
New York City General Obligation Bonds Series 1996F-G
      02-01-19                                 5.75        5,500,000          5,325,870
      02-01-20                                 5.75        2,325,000          2,238,905
New York City General Obligation Bonds Series 1998H
      08-01-22                                 5.00       15,000,000         12,904,350
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Touro College
   Series 1999A
      06-01-29                                 6.35        6,250,000          5,893,875
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
      06-15-09                                 6.42       15,500,000(c)      15,383,750
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series A
      06-15-21                                 6.25       55,500,000         56,537,849
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series B
      06-15-17                                 5.00        6,255,000          5,676,538
New York City Unlimited Tax General Obligation
   Bonds Series 1996G
      02-01-17                                 5.75       20,000,000         19,592,600
New York City Unlimited Tax General Obligation
   Bonds Series 1998F
      08-01-23                                 5.00        7,235,000          6,196,054
New York City Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1994B-1
      08-15-16                                 7.00       16,500,000         18,276,225
North Hempstead Unlimited Tax General Obligation
   Various Purpose Bonds Series 1998A
   (FGIC Insured)
      01-15-23                                 4.75        3,100,000          2,598,172
Port Authority  Special  Project  Bonds La Guardia  Airport  Passenger  Terminal
   Continental & Eastern Airlines A.M.T.
      12-01-06                                 9.00        2,645,000          2,782,223
Port Authority  Special  Project  Bonds La Guardia  Airport  Passenger  Terminal
   Continental & Eastern Airlines Series 2 A.M.T.
      12-01-10                                 9.00        8,800,000          9,256,544
      12-01-15                                 9.13       17,500,000         18,437,825
State Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1994A
      07-01-18                                 5.75        5,500,000          5,395,445
State Housing Finance Agency Service Contract Obligation
   Revenue Bonds Series 1995A
      03-15-25                                 6.50       12,475,000         13,729,484
State Housing Finance Agency State University Construction
   Refunding Bonds Series 1986A
      05-01-13                                 6.50        3,500,000          3,880,625
State Medical Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993D
      08-15-23                                 5.25       15,000,000         13,173,150
State Medical Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993F
      02-15-19                                 5.25        5,790,000          5,182,803
State Urban Development Capital Correctional
   Facilities Refunding Revenue Bonds Series 1994A
      01-01-21                                 5.25       12,110,000         10,752,832
State Urban Development Correctional Facility
   Refunding Revenue Bonds Series A
      01-01-16                                 5.50        2,750,000          2,598,393
State Urban Development Correctional Facility
   Revenue Bonds Series 6
      01-01-25                                 5.38        9,000,000          8,060,760
State Urban Development Correctional Facility
   Sub Lien Revenue Bonds Series 1996
      07-01-26                                 5.60        6,630,000          6,138,850
Total                                                                       389,642,275

North Carolina (3.7%)
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1986A
      01-01-17                                 5.00        6,500,000          6,006,630
      01-01-18                                 4.00        8,675,000          6,906,428
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1988A
      01-01-26                                 6.00        1,940,000          1,985,415
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1989A
      01-01-10                                 7.50       29,160,000         33,487,842
      01-01-11                                 5.50       37,800,000         36,077,454
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1991A
      01-01-19                                 5.75       55,000,000         49,743,099
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1993B
      01-01-12                                 6.25       24,655,000         24,727,732
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1994B
      01-01-07                                 7.25        5,000,000          5,441,750
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series B
      01-01-09                                 6.13       10,000,000         10,191,100
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
      01-01-13                                 5.88        2,300,000          2,225,526
Municipal Power Agency 1 Catawba Electric
   Revenue Bonds Series 1993
   Inverse Floater (MBIA Insured)
      01-01-12                                 7.22        7,400,000(c)       7,326,000
      01-01-20                                 7.42       15,000,000(c)      13,462,500
State Medical Care Community Hospital Refunding
   Revenue Bonds Pitt County Memorial Hospital
   Series 1998A (MBIA Insured)
      12-01-28                                 4.75        5,730,000          4,650,755
Total                                                                       202,232,231

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
   Dakota Hospital Series 1992
      11-15-12                                 6.88        3,000,000          3,235,650
      11-15-22                                 7.00        4,250,000          4,597,140
Ward County Health Care Facilities
   Refunding Revenue Bonds Trinity Group Series 1996A
      07-01-26                                 6.25        6,110,000          5,880,142
Ward County Health Care Facilities Refunding
   Revenue Bonds Trinity Obligated Group
   Series 1996B
      07-01-21                                 6.25        4,000,000          3,876,440
Total                                                                        17,589,372

Ohio (2.7%)
Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Company Series 1997B
      08-01-20                                 6.00       10,000,000          9,242,700
Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association of Logan County
   Series 1993
      12-01-13                                 6.00        5,330,000          4,985,256
Butler County Hospital Facility Improvement
   Refunding Revenue Bonds
   Fort Hamilton-Hughes Memorial Center
   Series 1991
      01-01-10                                 7.50        9,800,000         10,182,396
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                 6.25        1,795,000          1,798,303
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds
      12-01-10                                 6.25        7,855,000          7,940,541
Cleveland Parking Facilities Improvement
   Revenue Bonds Series 1992
      09-15-22                                 8.10       15,000,000         16,651,800
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
      08-01-13                                 7.88       17,500,000         18,553,150
Cuyahoga County Health Care Facilities
   Lifecare Refunding Revenue Bonds
   Judson Retirement Community Series 1996A
      11-15-13                                 7.25        2,080,000          2,092,126
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds
   Judson Retirement Community Series A
      11-15-18                                 7.25        4,130,000          4,154,078
Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital
   Series 1992
      01-01-15                                 6.75        6,540,000          6,736,396
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City Incorporated
   Series 1999
      12-15-28                                 6.13        4,705,000          4,079,658
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments Series 1998B A.M.T.
      11-01-35                                 6.40        1,465,000          1,341,032
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments A.M.T.
      12-01-25                                 6.38        8,365,000          7,904,925
Lorain County Independent Living & Hospital Facilities
   Refunding Revenue Bonds Elyria United Methodist
   Series 1996C
      06-01-22                                 6.88        3,100,000          3,089,460
Marion County Health Care Facilities
   Improvement Refunding Revenue Bonds
   United Church Homes Series 1993
      11-15-10                                 6.38        1,880,000          1,840,144
Marion County Health Care Facilities
   Refunding & Improvement Revenue Bonds
   United Church Homes Series 1993
      11-15-15                                 6.30        1,800,000          1,730,016
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                 7.70       13,000,000         13,960,440
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series 1993A
      05-15-29                                 5.95       13,300,000         12,135,053
State Water Development Authority Pollution Control
   Refunding Revenue Bonds Toledo Edison
   Series 1994A A.M.T.
      10-01-23                                 8.00       10,000,000         10,789,700
Water Development Authority Pollution Control
   Revenue Bonds Ohio Edison A.M.T.
      10-01-23                                 8.10       10,000,000         10,220,200
Total                                                                       149,427,374

Oklahoma (1.1%)
Grand River Dam Authority Refunding Revenue Bonds
   Series 1987
      06-01-12                                 5.00       10,105,000          9,749,809
Hinton Economic Development Authority
   Certificate of Participation
   Dominion Leasing Series 1990A
      07-01-15                                 9.75       19,090,000         20,722,958
Hinton Economic Development Authority
   Certificate of Participation
   Series 1994
      07-01-15                                 8.75       11,135,000         11,958,545
Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital Series 1994
      08-01-15                                 7.30        6,580,000          6,609,939
Midwest City Memorial Hospital Authority Hospital
   Revenue Bonds Series 1992
      04-01-22                                 7.38        7,815,000          8,431,838
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
      05-15-19                                 6.50        1,750,000          1,690,990
Total                                                                        59,164,079

Oregon (0.6%)
Clackamas County Hospital Facilities Authority
   Revenue Bonds Senior Living Facility
   Mary's Woods at Marylhurst Series 1999A
      05-15-29                                 6.63        4,000,000          3,752,480
State Health Housing Educational & Cultural Facilities
   Authority Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center Series 1995
      11-15-26                                 8.00        7,565,000          7,947,411
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994A
      01-01-21                                 7.13       13,600,000         14,066,072
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994B A.M.T.
      01-01-16                                 7.40        9,000,000          9,426,150
Total                                                                        35,192,113

Pennsylvania (3.6%)
Allegheny County Industrial Development Authority
   Environment Improvement Revenue Bonds
   USX Corporation Series 1994A
      12-01-20                                 6.70        6,000,000          6,067,260
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      05-01-25                                 7.63        7,500,000          8,046,150
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995A
      07-15-25                                 7.75       21,150,000         22,848,556
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Toledo Edison Series 1995A
      05-01-20                                 7.75       14,000,000         15,161,300
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds
   Toledo Edison-Beaver Valley Series 1995
      05-01-20                                 7.63       11,700,000         12,551,994
Butler County Industrial Development Authority Health Care
   Refunding Revenue Bonds Pittsburgh Lifetime Care
   Community Sherwood Oaks Series 1993
      06-01-11                                 5.75        2,000,000          1,965,380
      06-01-16                                 5.75        3,000,000          2,841,000
Convention Center Authority Refunding Revenue Bonds
   Philadelphia Series 1994A
      09-01-19                                 6.75        5,300,000          5,554,188
Delaware County Authority 1st Mortgage Revenue Bonds
   Riddle Village Series 1996
      06-01-26                                 7.00       10,000,000          9,811,100
Delaware County Authority Revenue Bonds
   Health Systems Catholic Health East Series 1998A
   (AMBAC Insured)
      11-15-26                                 4.88       20,600,000         16,976,048
Harrisburg Dauphin County General Obligation Bonds
   Zero Coupon Series 1997F (AMBAC Insured)
      09-15-20                                 5.50        3,000,000(d)         842,910
      09-15-21                                 5.52        1,000,000(d)         263,210
      09-15-22                                 5.52        1,000,000(d)         247,030
Montgomery County Higher Education & Health Authority
   Retirement Community Revenue Bonds G.D.L. Farms
   Series A
      01-01-20                                 9.50        3,000,000          3,073,260
Montgomery County Higher Education & Health Authority
   Revenue Bonds Temple Continuing Care Center
   Series 1999
      07-01-29                                 6.75       10,000,000          9,128,800
Philadelphia Gas Works Revenue Bonds Series 13
      06-15-21                                 7.70        4,150,000          4,438,176
Philadelphia Municipal Authority Lease
   Refunding Revenue Bonds Series 1993D
      07-15-13                                 6.25        2,500,000          2,523,325
      07-15-17                                 6.30        1,550,000          1,551,457
Philadelphia Water & Sewer Revenue Bonds Series 16
      08-01-10                                 7.50       13,200,000         14,124,924
      08-01-18                                 7.00       14,000,000         14,610,680
Philadelphia Water & Wastewater Revenue Bonds
   Series 1993 (FSA Insured)
      06-15-15                                 5.50       11,000,000         11,058,196
State Department of General Services
   Certificate of Participation
   Series 1994A (AMBAC Insured)
      07-01-15                                 5.00       25,000,000         22,490,250
Wilkins Industrial Development Authority Revenue Bonds
   Retirement Community Longwood at Oakmont
   Series 1991A
      01-01-21                                10.00        8,495,000          9,229,903
Total                                                                       195,405,097

South Carolina (1.0%)
Cherokee County Spring City Industrial Development
   Revenue Bonds Knitting Cluett Peabody
      09-01-09                                 7.40        5,200,000          5,932,160
Jobs Economic Development Authority
   1st Mortgage Health Facilities Nursing Home Refunding
   Revenue Bonds Lutheran Homes Series 1998
      05-01-26                                 5.70        5,235,000          4,403,839
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1986B
      01-01-24                                 5.75        7,550,000          6,568,500
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A
      01-01-25                                 4.75        5,000,000          4,077,700
Public Service Authority Electric System
   Expansion Revenue Bonds Santee Cooper
   Series 1991D
      07-01-31                                 6.63       14,975,000         16,055,596
Public Service Authority Electric System
   Revenue Bonds Santee Cooper
   Series 1993A Inverse Floater (MBIA Insured)
      06-28-13                                 7.55       17,700,000(c)      17,346,000
Total                                                                        54,383,795

South Dakota (0.6%)
Heartland Consumers Power District Electric System
   Refunding Revenue Bonds Series 1986
      01-01-10                                 6.00       10,205,000         10,673,410
Sioux Falls Multi-family Housing Revenue Bonds
   Series 1996A
      12-01-34                                 7.50       12,200,000         12,370,922
State Lease Revenue Trust Certificates Series 1993
   (CGIC Insured)
      09-01-17                                 6.70        7,260,000          8,054,607
Total                                                                        31,098,939

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
   Facilities 1st Mortgage Revenue Bonds
   Blakeford at Green Hills CCRC
      07-01-24                                 9.25       12,230,000         14,583,785
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds
   Zero Coupon Escrowed to Maturity
      06-01-21                                 5.38       29,109,000(d)       7,356,718
Total                                                                        21,940,503

Texas (7.4%)
Alliance Airport Authority Special Facility Revenue Bonds
   American Airlines Series 1990 A.M.T.
      12-01-29                                 7.50       37,400,000         38,916,195
Austin Combined Utilities System Refunding Revenue Bonds
   Series 1986
      11-15-13                                 5.00       19,985,000         18,632,016
Board of Regents of the University System General
   Refunding Revenue Bonds Series 1986
      08-15-07                                 6.50        2,565,000          2,757,272
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1990A A.M.T.
      02-01-20                                 8.13       13,205,000         13,518,223
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1991A A.M.T.
      03-01-21                                 7.88       24,450,000         25,595,972
Carrol Independent School District
   Unlimited General Obligation Bonds Series 1998A
   (Permanent School Fund Guarantee)
      02-15-23                                 4.50        5,825,000          4,669,320
Castlewood Municipal Utility District Water &
   Sewer Systems Unlimited Tax & Refunding Revenue Bonds
   Series 1997
      04-01-14                                 6.75        2,820,000          2,839,063
Colony Municipal Utility District 1 Denton County
   Series 1980
      08-01-07                                 9.25        1,000,000          1,272,630
Crowley Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-01-27                                 5.13        6,000,000          5,257,020
Cypress Hill Municipal Utility District 1
   General Obligation Bonds
      09-01-22                                 5.30        2,045,000          1,783,751
Dallas &  Fort  Worth  International  Airport  Special  Facility  Revenue  Bonds
   American Airlines Series 1990 A.M.T.
      11-01-25                                 7.50       26,200,000         27,163,898
Dallas &  Fort  Worth  International  Airport  Special  Facility  Revenue  Bonds
   American Airlines Series 1999 A.M.T.
      05-01-35                                 6.38       11,415,000         11,018,785
Dallas & Fort Worth  International  Airport Special Facility Revenue Bonds Delta
   Air Lines Series 1991 A.M.T.
      11-01-26                                 7.13       13,500,000         13,779,180
Denison Hospital Authority Hospital Revenue Bonds
   Texoma Medical Center Series 1994
      08-15-24                                 7.10        3,950,000          4,224,771
Harris County Health Facilities Hospital Revenue Bonds
   Memorial Hospital Series 1992
      06-01-15                                 7.13       16,000,000         17,092,960
Harris County Industrial Development Marine Terminal
   Refunding Revenue Bonds GATX Terminal Series 1992
      02-01-22                                 6.95       15,000,000         15,444,750
Hidalgo County Health Services Corporation
   Hospital Revenue Bonds Mission Hospital
   Series 1996
      08-15-26                                 6.88        7,880,000          7,981,731
Houston Water & Sewer System Junior Lien
   Capital Appreciation Refunding Revenue Bonds
   Zero Coupon Series 1998A (FSA Insured)
      12-01-25                                 5.34       30,000,000(d)       6,039,900
Interstate Municipal Utility District
   Unlimited Tax Bonds Harris County Series 1996
      09-01-21                                 6.75        3,020,000          3,095,077
Karnes County Public Facility Lease Revenue Bonds
      03-01-15                                 9.20       15,270,000         18,458,834
Katy Development Authority Metro Contract
   Revenue Bonds Sales Tax
   Series 1999A
      06-01-09                                 5.75       14,755,000         14,089,992
Keller Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-15-30                                 5.00        8,345,000          7,117,951
Kings Manor Municipal Utility District
   Waterworks & Sewer Systems Combination
   Unlimited Tax & Revenue Bonds Series 1995
      03-01-18                                 6.88        2,470,000          2,590,882
Lubbock Health Facilities Development
   Corporation Fixed Rate 1st Mortgage Revenue Bonds
   Carillon Series 1999A
      07-01-29                                 6.50       20,145,000         17,945,770
Midland County Hospital District Revenue Bonds Series 1992
      06-01-16                                 7.50        3,025,000          3,257,169
Mineral Wells Independent School Districts Palo Pinto &
   Parker Counties Unlimited Tax General Obligation School
   Building & Refunding Bonds Series 1998
   (Permanent School Fund Guarantee)
      02-15-22                                 4.75        5,430,000          4,567,445
Montgomery County Municipal Utility District 42
   Unlimited General Obligation Bonds
   Waterworks & Sewer Systems
      09-01-23                                 6.88        2,035,000          2,035,163
Municipal Power Agency
   Refunding Revenue Bonds (MBIA Insured)
      09-01-09                                 5.25        8,000,000          8,090,640
Municipal Power Agency
   Revenue Bonds
      09-01-13                                 5.50        7,410,000          7,324,933
North Central Health Facilities Development Revenue
   Bonds Retirement Facility Northwest Senior Housing
   Series 1999A
      11-15-29                                 7.50       15,000,000         14,463,750
North Tollway Authority Revenue Bonds
   Dallas North Tollway System (FGIC Insured)
      01-01-29                                 4.75        5,000,000          4,080,100
Rio Grande City Consolidated Independent School District
   Public Facilities Lease Revenue Bonds Series 1995
      07-15-10                                 6.75        4,000,000          4,198,440
Sabine River  Authority  Collateralized  Pollution  Control  Revenue Bonds Texas
   Utilities Electric Series 1990A A.M.T.
      02-01-20                                 8.13       30,500,000         31,224,070
West Side Calhoun County Navigation  District Solid Waste Disposal Revenue Bonds
   Union Carbide Chemical & Plastics Series 1991 A.M.T.
      03-15-21                                 8.20       17,550,000         18,399,420
Wichita County Health Facilities Development
   Refunding Revenue Bonds
   Rolling Meadows Series 1998A
      01-01-28                                 6.25       23,425,000         20,833,024
Total                                                                       399,760,097

Utah (1.9%)
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Series 1999A A.M.T.
      08-15-23                                 7.10       12,840,000         12,757,952
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Zero Coupon Series 1999B A.M.T.
      08-15-24                                 6.82        3,920,000(d)         645,546
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District 98-1 Series 1999
      12-15-12                                 6.25       12,105,000         11,204,146
Housing Finance Agency Single Family Mortgage
   Senior Bonds Series 1991C (FGIC Insured)
      07-01-11                                 7.30          235,000            241,625
      07-01-16                                 7.35          185,000            190,062
Hurricane Health Facilities Development Revenue Bonds
   Mission Health Services Series 1990
      07-01-20                                10.50        7,500,000          7,870,725
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1993B Inverse Floater
      07-01-11                                 7.57        7,600,000(c)       7,619,000
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1996C (MBIA Insured)
      07-01-17                                 5.70       46,000,000         45,374,859
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series F (AMBAC Insured)
      07-01-13                                 5.00        5,000,000          4,744,350
Intermountain Power Agency Power Supply
   Revenue Bonds Series 1987A (MBIA Insured)
      07-01-12                                 5.00        8,000,000          7,688,880
Tooele County Pollution Control Refunding Revenue Bonds
   Laidlaw Environmental Services Incorporated
   Series 1997A A.M.T.
      07-01-27                                 7.55        4,000,000          4,198,080
Total                                                                       102,535,225

Virginia (0.8%)
Fairfax County Economic Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
      10-01-08                                 6.00        1,385,000          1,323,645
      10-01-23                                 6.45        5,200,000          4,781,244
Fairfax County Redevelopment & Housing Authority
   Multi-family Housing Revenue Bonds
   Burkeshire Commons Series 1996
      10-01-36                                 7.60       13,055,000         13,659,054
Hopewell City Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Stone Container Series 1992
      05-01-10                                 8.25        3,170,000          3,385,877
Housing Development Authority Commonwealth
   Mortgage Bonds Series 1992A
      01-01-33                                 7.15       11,890,000         12,197,951
Prince William County Service Authority Water & Sewer
   Systems Refunding Revenue Bonds
   Series 1997 (FGIC Insured)
      07-01-29                                 4.75        1,875,000          1,532,269
Upper Occoquan Sewer Authority Regional Sewer
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-29                                 4.75        9,500,000          7,763,495
Total                                                                        44,643,535

Washington (2.7%)
Central Puget Sound Regional Transit Authority
   Sales Tax Revenue Bonds (FGIC Insured)
      02-01-28                                 4.75       12,000,000          9,756,360
Chelan County Public Utility District 1
   Capital Appreciation Bonds
   Columbia River Rock Island Highway
   Zero Coupon Series 1997A
      06-01-27                                 5.74       22,685,000(d)       4,137,290
      06-01-29                                 5.74       24,595,000(d)       3,945,284
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
      03-01-26                                 7.20        4,000,000          4,003,840
Longview Industrial Development Corporation Solid Waste
   Revenue Bonds Weyerhauser Series 1991 A.M.T.
      02-01-13                                 7.45       20,000,000         20,832,200
Public Power Supply System Nuclear Project 1
   Refunding Revenue Bonds Bonneville Power Administration
   Series 1993A Inverse Floater (FSA Insured)
      07-01-11                                 7.72       25,000,000(c)      26,250,000
Public Power Supply System Nuclear Project 1
   Revenue Bonds Series 1990A
      07-01-17                                 6.00       38,875,000         39,332,947
Public Power Supply System Nuclear Project 2
   Revenue Bonds Series 1994A
      07-01-11                                 5.38       10,000,000          9,935,700
Snohomish County Public Utilitiy District 1
   Generation System Revenue Bonds Series 1986A
      01-01-20                                 5.00       17,750,000         15,999,318
State General Obligation
   Refunding Revenue Bonds
   Zero Coupn Series 1997A
      07-01-19                                 5.95       16,260,000(d)       4,945,642
State Housing Finance Commission
   Refunding Revenue Bonds Horizon House
   Series 1995A (Asset Guaranty)
      07-01-17                                 6.00        3,700,000          3,751,763
      07-01-27                                 6.13        3,845,000          3,927,014
Total                                                                       146,817,358

West Virginia (1.3%)
Kanawha County Pollution Control
   Revenue Bonds Union Carbide Series 1984
      08-01-04                                 7.35        3,000,000          3,273,540
Mason County Pollution Control
   Refunding Revenue Bonds Appalachian Power
   Series 1992J
      10-01-22                                 6.60       25,000,000         25,231,251
Pea Ridge Public Service District Sewer
   Refunding Revenue Bonds Series 1990
      05-01-20                                 9.25        2,505,000          2,632,404
Princeton Hospital Revenue Bonds
   Community Hospital Association
   Series 1999
      05-01-29                                 6.10        5,095,000          4,616,681
Putnam County Pollution Control Revenue Bonds
   Appalachian Power Series C
      07-01-19                                 6.60       10,600,000         10,808,502
School Building Authority Capital Improvement
   Revenue Bonds Series 1991A
      07-01-21                                 6.00       20,785,000         21,336,426
South Charleston Pollution Control Refunding
   Revenue Bonds Union Carbide Series 1985
      08-01-05                                 7.63        3,000,000          3,330,900
Total                                                                        71,229,704

Wisconsin (0.8%)
Health & Educational Facilities Authority
   Revenue Bonds FH Healthcare Development
   Series 1999
      11-15-28                                 6.25       10,000,000          9,230,600
Health & Educational Facilities Authority
   Revenue Bonds St. Clare Hospital
      02-15-22                                 7.00       12,115,000         12,939,547
Madison Industrial Development
   Refunding Revenue Bonds Madison Gas & Electric
   Series 1992B
      10-01-27                                 6.70       19,300,000         20,224,469
State Health & Education Facilities Authority
   Lifecare Revenue Bonds United Lutheran
   Program for the Aging - Luther Manor Series 1998
      03-01-28                                 5.70        3,250,000          2,677,708
Total                                                                        45,072,324

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
   Wyoming Medical Center
      09-15-10                                 8.13        6,500,000          6,833,580
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
      04-01-24                                 6.10        5,000,000          4,986,900
Total                                                                        11,820,480

Total municipal bonds
(Cost: $5,078,490,354)                                                   $5,298,793,350


Total investments in securities
(Cost: $5,078,490,354)(i)                                                $5,298,793,350


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA     --  ACA Financial Guaranty Corporation
AMBAC   --  American Municipal Bond Association Corporation
BIG     --  Bond Investors Guarantee
CGIC    --  Capital Guaranty Insurance Company
FGIC    --  Financial Guarantee Insurance Corporation
FHA     --  Federal Housing Authority
FNMA    --  Federal National Mortgage Association
FSA     --  Financial Security Assurance
GNMA    --  Government National Mortgage Association
MBIA    --  Municipal Bond Investors Assurance

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1999. Inverse floaters in the aggregate represent 6.12% of the Portfolio's net assets as of Nov. 30, 1999.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The following abbreviations may be used in the portfolio descriptions:
A.M.T.   --  Alternative Minimum Tax -- As of Nov. 30, 1999, the value of securities subject to alternative minimum tax represented 16.73%
             of net assets.
B.A.N.   --  Bond Anticipation Note
C.P.     --  Commercial Paper
R.A.N.   --  Revenue Anticipation Note
T.A.N.   --  Tax Anticipation Note
T.R.A.N. --  Tax & Revenue Anticipation Note
V.R.     --  Variable Rate
V.R.D.B. --  Variable Rate Demand Bond
V.R.D.N. --  Variable Rate Demand Note

(f) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                 Notional amount

Purchase contracts
Municipal Bonds, December 1999                     $63,700,000
Municipal Bonds, March 2000                         33,300,000

(h) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,669,520.

(i) At Nov. 30, 1999, the cost of securities for federal income tax purposes was $5,078,735,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                           $318,804,534
Unrealized depreciation                            (98,747,077)
                                                   -----------
Net unrealized appreciation                       $220,057,457

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation, dated October 17, 1988, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-63552, are incorporated by reference.

(b) By-laws, as amended Feb 14, 1991, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 2-63552, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-63552, on February 9, 1979, is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated August 16, 1979, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(g)(2) Addendum to the Custodian Agreement between Registrant, First Bank National Association and American Express Financial Corporation, dated May 13, 1996 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(2) Agreement and Declaration of Unitholders between Registrant and Strategist Tax-Free Income Fund, Inc., dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(3) License Agreement between Registrant and IDS Financial Corporation dated January 25, 1988, filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(4) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999, as Exhibit (h)(4) to AXP Stock Fund, Inc's. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(5) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit No. 9 to Registrant's Post-Effective
          Amendment No. 13 to Registration Statement No. 2-63552, is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Jan. 1, 1998 is incorporated by reference to Exhibit 9(b) of Registrant's Post-Effective Amendment No. 35 filed on or about Jan. 26, 1998.

(h)(8)   Transfer  Agency  Agreement  between  Registrant  and American  Express
         Client   Service   Corporation,   dated  February  1,  1999,  is  filed
         electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m) Plan and Agreement of Distribution dated July 1, 1999, between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference: to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n)      Financial Data Schedules: Not Applicable.

(o) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999.

(p)(1) Directors' Power of Attorney dated January 13, 2000, is filed electronically herewith.

(p)(2)    Officers'   Power  of  Attorney  dated  January  13,  2000,  is  filed electronically herewith.

(p)(3)    Trustees'   Power  of  Attorney  dated  January  13,  2000,  is  filed electronically herewith.

(p)(4)    Officers'   Power  of  Attorney  dated  January  13,  2000,  is  filed electronically herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant
          None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund,  Inc.; AXP California  Tax-Exempt  Trust;  AXP Discovery
         Fund,  Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.;
         AXP Federal  Income Fund,  Inc.;  AXP Global  Series,  Inc.; AXP Growth
         Series,  Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP  International
         Fund, Inc.; AXP Investment Series,  Inc.; AXP Managed Series, Inc.; AXP
         Market Advantage Series,  Inc.; AXP Money Market Series,  Inc.; AXP New
         Dimensions  Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive
         Fund,  Inc.; AXP Selective Fund,  Inc.; AXP Special  Tax-Exempt  Series
         Trust; AXP Stock Fund, Inc.; AXP Strategy Series,  Inc.; AXP Tax-Exempt
         Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund,
         Inc.,  Growth Trust;  Growth and Income Trust;  Income Trust;  Tax-Free
         Income Trust; World Trust; IDS Certificate  Company;  Strategist Income
         Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist Growth and Income
         Fund, Inc.;  Strategist World Fund, Inc. and Strategist Tax-Free Income
         Fund, Inc.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -------------------------

Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Advisor Staffing,    None
IDS Tower 10                           Training and Support
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                        Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Senior Vice President-Field         None
Suites 6&7                             Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Senior Vice President and General   None
Suite 150                              Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President and                  None
IDS Tower 10                           Controller-Advice and Retail
Minneapolis, MN  55440                 Distribution Group

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                     Vice President - Senior Portfolio   None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Richard W. Kling                       Senior Vice President-Products      None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Direct and Interactive
Minneapolis, MN  55440                 Group

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440






Fred A. Mandell                        Vice President-Field Marketing      None
IDS Tower 10                           Readiness
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                      Vice President and Senior           None
IDS Tower 10                           Portfolio Manager
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Vice President-Variable Assets      None
IDS Tower 10
Minneapolis, MN  55440

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Consumer Marketing   None
IDS Tower 10
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation         None
IDS Tower 10                           Services and ARD Product
Minneapolis, MN  55440                 Distribution

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President and Project          None
IDS Tower 10                           Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                       Group Vice President-Gulf States    None
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 27 (c).        Not Applicable

Item 28.            Location of Accounts and Records

                    American Express Financial Corporation
                    IDS Tower 10
                    Minneapolis, MN  55440

Item 29.            Management Services

                    Not Applicable.

Item 30.            Undertakings

                    Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP High Yield Tax-Exempt Fund Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 26th day of January, 2000.


AXP HIGH YIELD TAX-EXEMPT FUND, INC.


By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By       ________________________________________
         John M. Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of January, 2000.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson**                               Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

Signature                                            Capacity

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated January 13, 2000, filed electronically herewith, as Exhibit (p)(1), by:



------------------------------
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (p)(2), by:



------------------------------
Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, TAX-FREE INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota, on the 26th day of January, 2000.

                              TAX-FREE INCOME TRUST

By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By     _________________________________________
       John M. Knight, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of January, 2000.

Signatures                                           Capacity

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson**                               Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

/s/  William R. Pearce*                              Trustee
     William R. Pearce

/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele

* Signed pursuant to Trustees Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (p)(3), by:




Leslie L. Ogg

** Signed pursuant to Officers Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (p)(4), by:




Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 38
                      TO REGISTRATION STATEMENT NO. 2-63552


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other information.

     Exhibits

The Signatures.